UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust
The fund's portfolio
12/31/07 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (19.1%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.4%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from August 20, 2037 to
October 20, 2037		$2,229,859	$2,303,810

U.S. Government Agency Mortgage Obligations (18.7%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates 6s, July 1, 2021		59,960	61,299
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from March 1, 2036 to
December 1, 2036		1,723,620	1,772,030
6s, with due dates from August 1, 2037 to
September 1, 2037		5,014,847	5,096,376
6s, May 1, 2021		4,264,705	4,363,992
5 1/2s, with due dates from May 1, 2037 to
December 1, 2037		7,093,805	7,083,552
5 1/2s, with due dates from March 1, 2020 to
January 1, 2021		1,653,614	1,676,179
5 1/2s, TBA, January 1, 2038		83,800,000	83,669,063
5s, May 1, 2021		94,381	94,436
4 1/2s, with due dates from August 1, 2033 to
June 1, 2034		2,656,817	2,522,086
			106,339,013

Total U.S. government and agency mortgage obligations (cost $106,917,595)			$108,642,823

U.S. TREASURY OBLIGATIONS (13.9%)(a)
		Principal amount	Value

U.S. Treasury Inflation Index Notes 2 3/8s,
January 15, 2017		$4,042,155	$4,270,158
U.S. Treasury Notes
6 1/2s, February 15, 2010		7,500,000	8,020,898
4 1/4s, August 15, 2013		38,008,000	39,379,853
3 1/4s, August 15, 2008		27,242,000	27,222,846

Total U.S. treasury obligations (cost $77,149,636)			$78,893,755

COLLATERALIZED MORTGAGE OBLIGATIONS (21.0%)(a)
		Principal amount	Value

Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.365s, 2036		$52,000	$5,223
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036		325,000	333,136
FRB Ser. 07-3, Class A3, 5.838s, 2049		168,000	168,436
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		163,000	149,002
Ser. 01-1, Class K, 6 1/8s, 2036		367,000	307,510
Banc of America Funding Corp. Ser. 07-4, Class 4A2,
Interest Only (IO), 5 1/2s, 2034		2,682,846	564,225
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 7.028s, 2022		645,000	610,286
Banc of America Mortgage Securities IFB Ser. 06-2,
Class A4, IO, 0.535s, 2046		915,954	11,722
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 1.55s, 2037		1,451,636	216,294
Ser. 07-1, Class S, IO, 1.211s, 2037		4,068,690	455,693
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.449s, 2032		410,000	425,428
Ser. 07-PW17, Class A3, 5.736s, 2050		2,068,000	2,071,081
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.065s, 2050		62,784,000	555,406
Broadgate Financing PLC sec. FRB Ser. D, 7.044s, 2023
(United Kingdom)	GBP	425,125	743,668
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 1.785s, 2037		$1,909,074	107,665
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048		106,000	107,465
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.062s, 2044		36,703,516	306,805
Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 05-F10A, Class A1, 5.128s, 2017		253,745	252,482
Countrywide Home Loans Ser. 05-2, Class 2X, IO, 1.16s,
2035		3,469,343	73,182
Countrywide Home Loans 144A IFB Ser. 05-R1, Class 1AS,
IO, 1.317s, 2035		3,583,521	209,980
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 6.005s, 2039		562,000	574,846
Ser. 07-C5, Class A3, 5.694s, 2040		11,100,000	11,123,932
IFB Ser. 06-9, Class 7A2, IO, 1.685s, 2036		4,427,176	140,425
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 5.465s, 2017		251,000	239,626
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class L, 6.878s, 2020		699,000	688,515
FRB Ser. 05-TFLA, Class K, 6.328s, 2020		388,000	384,120
Ser. 98-C1, Class F, 6s, 2040		966,000	897,277
Ser. 02-CP5, Class M, 5 1/4s, 2035		354,000	236,093
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.41s, 2031		6,446,604	92,922
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		286,492	274,944
DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,

Class B5, 5.95s, 2031		915,958	795,574
European Loan Conduit 144A FRB Ser. 22A, Class D,
7.122s, 2014 (Ireland)	GBP	507,000	908,618
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 7 1/8s, 2014 (United Kingdom)	GBP	276,512	473,986
Fannie Mae
IFB Ser. 06-70, Class SM, 13.473s, 2036		$244,429	306,726
IFB Ser. 06-62, Class PS, 10.71s, 2036		721,597	907,302
IFB Ser. 06-76, Class QB, 10.41s, 2036		1,744,250	2,201,713
IFB Ser. 06-70, Class SJ, 10.41s, 2036		119,724	151,336
IFB Ser. 06-63, Class SP, 10.11s, 2036		1,901,903	2,365,436
IFB Ser. 07-W7, Class 1A4, 9.99s, 2037		589,360	703,024
IFB Ser. 06-104, Class GS, 9.403s, 2036		363,686	440,773
IFB Ser. 06-60, Class TK, 9.14s, 2036		533,781	624,680
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		270,956	293,334
Ser. 02-T19, Class A3, 7 1/2s, 2042		225,962	243,199
Ser. 02-14, Class A2, 7 1/2s, 2042		1,674	1,790
Ser. 01-T10, Class A2, 7 1/2s, 2041		213,902	229,835
Ser. 02-T4, Class A3, 7 1/2s, 2041		996	1,062
Ser. 01-T3, Class A1, 7 1/2s, 2040		140,448	149,465
Ser. 01-T1, Class A1, 7 1/2s, 2040		426,330	450,675
Ser. 99-T2, Class A1, 7 1/2s, 2039		171,424	185,316
Ser. 00-T6, Class A1, 7 1/2s, 2030		82,696	88,418
Ser. 01-T4, Class A1, 7 1/2s, 2028		402,313	437,101
Ser. 04-W12, Class 1A3, 7s, 2044		314,607	337,011
Ser. 01-T10, Class A1, 7s, 2041		851,294	898,944
IFB Ser. 05-74, Class CP, 6.912s, 2035		505,177	574,518
IFB Ser. 06-27, Class SP, 6.728s, 2036		791,000	897,540
IFB Ser. 06-8, Class HP, 6.728s, 2036		845,742	958,017
IFB Ser. 06-8, Class WK, 6.728s, 2036		1,349,796	1,517,001
IFB Ser. 05-106, Class US, 6.728s, 2035		1,226,383	1,393,671
IFB Ser. 05-99, Class SA, 6.728s, 2035		598,724	663,489
IFB Ser. 05-115, Class NQ, 6.694s, 2036		286,922	316,326
IFB Ser. 05-74, Class CS, 6.641s, 2035		575,947	632,257
Ser. 371, Class 2, IO, 6 1/2s, 2036		1,003,740	220,332
IFB Ser. 06-60, Class CS, 6.252s, 2036		864,018	915,971
IFB Ser. 05-114, Class SP, 6.201s, 2036		357,635	376,068
IFB Ser. 05-95, Class CP, 5.437s, 2035		91,262	98,519
IFB Ser. 05-95, Class OP, 5.328s, 2035		353,113	368,653
IFB Ser. 05-83, Class QP, 4.745s, 2034		204,738	208,384
IFB Ser. 07-W6, Class 6A2, IO, 2.935s, 2037		1,176,889	117,006
IFB Ser. 06-90, Class SE, IO, 2.935s, 2036		2,062,419	253,667
IFB Ser. 03-66, Class SA, IO, 2.785s, 2033		993,808	102,136
IFB Ser. 07-W6, Class 5A2, IO, 2.425s, 2037		1,559,446	147,016
IFB Ser. 07-W2, Class 3A2, IO, 2.415s, 2037		1,569,718	141,511
IFB Ser. 05-113, Class AI, IO, 2.365s, 2036		672,383	68,815
IFB Ser. 05-113, Class DI, IO, 2.365s, 2036		5,334,093	450,299
IFB Ser. 06-60, Class SI, IO, 2.285s, 2036		1,567,980	155,781
IFB Ser. 07-W7, Class 3A2, IO, 2.265s, 2037		1,895,808	160,324
IFB Ser. 06-74, Class SN, IO, 2.235s, 2036		1,369,520	79,678
IFB Ser. 06-60, Class DI, IO, 2.205s, 2035		1,946,613	149,259
IFB Ser. 07-54, Class CI, IO, 1.895s, 2037		1,193,298	104,476
IFB Ser. 07-39, Class PI, IO, 1.895s, 2037		1,006,891	82,423
IFB Ser. 07-30, Class WI, IO, 1.895s, 2037		5,836,348	441,214
IFB Ser. 07-22, Class S, IO, 1.885s, 2037		17,752,985	1,445,347
IFB Ser. 06-128, Class SH, IO, 1.885s, 2037		1,103,771	85,357
IFB Ser. 06-56, Class SM, IO, 1.885s, 2036		1,425,231	115,264
IFB Ser. 06-12, Class SD, IO, 1.885s, 2035		3,850,831	367,762
IFB Ser. 07-W5, Class 2A2, IO, 1 7/8s, 2037		582,868	42,556
IFB Ser. 07-30, Class IE, IO, 1 7/8s, 2037		2,863,249	287,506
IFB Ser. 06-123, Class CI, IO, 1 7/8s, 2037		2,241,587	189,131
IFB Ser. 06-123, Class UI, IO, 1 7/8s, 2037		1,064,802	88,569
IFB Ser. 07-15, Class BI, IO, 1.835s, 2037		1,791,391	150,117
IFB Ser. 06-16, Class SM, IO, 1.835s, 2036		1,104,347	94,244
IFB Ser. 05-95, Class CI, IO, 1.835s, 2035		1,302,321	116,013
IFB Ser. 05-84, Class SG, IO, 1.835s, 2035		2,163,920	195,011
IFB Ser. 05-104, Class NI, IO, 1.835s, 2035		1,504,003	134,469
IFB Ser. 05-83, Class QI, IO, 1.825s, 2035		347,650	33,809
IFB Ser. 06-128, Class GS, IO, 1.815s, 2037		1,354,848	115,990
IFB Ser. 05-83, Class SL, IO, 1.805s, 2035		3,739,086	284,676
IFB Ser. 06-114, Class IS, IO, 1.785s, 2036		1,227,474	92,336
IFB Ser. 06-115, Class IE, IO, 1.775s, 2036		940,153	84,254
IFB Ser. 06-117, Class SA, IO, 1.775s, 2036		1,426,369	106,733
IFB Ser. 06-109, Class SH, IO, 1.755s, 2036		1,110,488	105,141
IFB Ser. 07-W6, Class 4A2, IO, 1.735s, 2037		6,301,361	478,802
IFB Ser. 06-128, Class SC, IO, 1.735s, 2037		1,208,081	93,490
IFB Ser. 06-45, Class SM, IO, 1.735s, 2036		1,728,634	109,487
IFB Ser. 06-8, Class JH, IO, 1.735s, 2036		4,322,612	380,491
IFB Ser. 05-122, Class SG, IO, 1.735s, 2035		1,114,714	96,486
IFB Ser. 05-95, Class OI, IO, 1.725s, 2035		192,987	19,500
IFB Ser. 06-92, Class LI, IO, 1.715s, 2036		1,386,299	106,516
IFB Ser. 06-98, Class SQ, IO, 1.705s, 2036		12,746,688	972,050
IFB Ser. 06-85, Class TS, IO, 1.695s, 2036		2,416,920	175,153
IFB Ser. 07-75, Class PI, IO, 1.675s, 2037		1,503,183	112,920
IFB Ser. 07-90, Class S, IO, 1.645s, 2037		2,410,183	114,717
IFB Ser. 07-103, Class AI, IO, 1.635s, 2037		6,351,321	441,417
IFB Ser. 07-109, Class XI, IO, 1.585s, 2037		895,472	64,564
IFB Ser. 07-W8, Class 2A2, IO, 1.585s, 2037		2,337,077	173,776
IFB Ser. 06-70, Class WI, IO, 1.585s, 2036		841,415	37,452
IFB Ser. 07-30, Class JS, IO, 1.575s, 2037		2,506,730	188,842
IFB Ser. 07-30, Class LI, IO, 1.575s, 2037		1,758,875	135,594
IFB Ser. 07-W2, Class 1A2, IO, 1.565s, 2037		1,037,709	72,964
IFB Ser. 07-54, Class IA, IO, 1.545s, 2037		1,317,987	100,325
IFB Ser. 07-54, Class IB, IO, 1.545s, 2037		1,317,987	100,325
IFB Ser. 07-54, Class IC, IO, 1.545s, 2037		1,317,987	100,325
IFB Ser. 07-54, Class ID, IO, 1.545s, 2037		1,317,987	100,325
IFB Ser. 07-54, Class IE, IO, 1.545s, 2037		1,317,987	100,325
IFB Ser. 07-54, Class IF, IO, 1.545s, 2037		1,960,400	149,225
IFB Ser. 07-54, Class UI, IO, 1.545s, 2037		1,874,801	153,842
IFB Ser. 07-56, Class SA, IO, 1.545s, 2037		939,123	53,734
IFB Ser. 07-91, Class AS, IO, 1.535s, 2037		984,939	66,897
IFB Ser. 07-91, Class HS, IO, 1.535s, 2037		1,043,586	74,932
IFB Ser. 07-15, Class CI, IO, 1.515s, 2037		4,149,740	310,264

IFB Ser. 06-123, Class BI, IO, 1.515s, 2037	5,447,681	392,167
IFB Ser. 06-115, Class JI, IO, 1.515s, 2036	3,023,435	225,065
IFB Ser. 06-123, Class LI, IO, 1.455s, 2037	2,018,321	141,604
IFB Ser. 07-39, Class AI, IO, 1.255s, 2037	2,302,972	149,099
IFB Ser. 07-39, Class SY, IO, 1.245s, 2037	3,092,570	135,013
IFB Ser. 07-32, Class SD, IO, 1.245s, 2037	1,567,319	103,303
IFB Ser. 07-30, Class UI, IO, 1.235s, 2037	1,277,103	87,563
IFB Ser. 07-32, Class SC, IO, 1.235s, 2037	2,072,033	138,787
IFB Ser. 07-1, Class CI, IO, 1.235s, 2037	1,509,905	99,942
IFB Ser. 05-74, Class SE, IO, 1.235s, 2035	1,857,559	103,357
IFB Ser. 07-W5, Class 1A2, IO, 1.215s, 2037	3,027,260	160,290
IFB Ser. 07-4, Class PS, IO, 1.19s, 2037	5,235,653	316,253
FRB Ser. 03-W17, Class 12, IO, 1.151s, 2033	2,275,598	87,155
IFB Ser. 07-75, Class ID, IO, 1.005s, 2037	1,475,422	92,753
Ser. 03-W10, Class 3A, IO, 0.813s, 2043	3,809,613	57,324
Ser. 03-W10, Class 1A, IO, 0.777s, 2043	3,161,572	40,505
Ser. 02-T18, IO, 0.516s, 2042	6,250,442	88,534
Ser. 06-84, Class OP, Principal Only (PO), zero %, 2036	16,362	16,241
Ser. 372, Class 1, PO, zero %, 2036	5,128,525	4,080,721
Ser. 06-56, Class XF, zero %, 2036	94,034	95,472
Ser. 04-38, Class AO, PO, zero %, 2034	318,389	232,004
Ser. 04-61, Class CO, PO, zero %, 2031	506,543	430,042
Ser. 99-51, Class N, PO, zero %, 2029	62,728	52,703
Ser. 07-31, Class TS, IO, zero %, 2009	3,388,090	63,800
Ser. 07-15, Class IM, IO, zero %, 2009	1,316,383	26,071
Ser. 07-16, Class TS, IO, zero %, 2009	5,362,450	91,045
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	5,437	5,861
Ser. T-60, Class 1A2, 7s, 2044	1,578,338	1,689,729
IFB Ser. T-56, Class 2ASI, IO, 3.235s, 2043	764,643	80,288
Ser. T-57, Class 1AX, IO, 0.451s, 2043	2,082,742	24,082
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.346s, 2020	5,156,974	270,731
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
8.066s, 2039	555,079	555,912
Freddie Mac
IFB Ser. 3182, Class PS, 8.49s, 2032	196,095	239,177
IFB Ser. 3081, Class DC, 6.536s, 2035	483,733	548,483
IFB Ser. 3114, Class GK, 6.29s, 2036	332,035	375,951
IFB Ser. 2979, Class AS, 5.839s, 2034	216,238	233,668
IFB Ser. 3149, Class SU, 5.837s, 2036	402,121	418,625
IFB Ser. 3065, Class DC, 4.778s, 2035	773,838	800,935
IFB Ser. 3184, Class SP, IO, 2.323s, 2033	1,879,900	169,873
IFB Ser. 3203, Class SH, IO, 2.113s, 2036	1,067,727	109,521
IFB Ser. 2755, Class SG, IO, 2.073s, 2031	1,572,921	127,647
IFB Ser. 2828, Class TI, IO, 2.023s, 2030	686,275	57,760
IFB Ser. 3297, Class BI, IO, 1.733s, 2037	3,932,396	348,388
IFB Ser. 3284, Class IV, IO, 1.723s, 2037	1,016,938	92,637
IFB Ser. 3287, Class SD, IO, 1.723s, 2037	1,464,056	119,600
IFB Ser. 3281, Class BI, IO, 1.723s, 2037	768,769	64,041
IFB Ser. 3249, Class SI, IO, 1.723s, 2036	667,472	62,624
IFB Ser. 3028, Class ES, IO, 1.723s, 2035	3,606,085	326,919
IFB Ser. 3042, Class SP, IO, 1.723s, 2035	831,548	75,430
IFB Ser. 3045, Class DI, IO, 1.703s, 2035	8,539,214	621,045
IFB Ser. 3054, Class CS, IO, 1.673s, 2035	772,481	50,106
IFB Ser. 3107, Class DC, IO, 1.673s, 2035	3,904,607	366,907
IFB Ser. 3066, Class SI, IO, 1.673s, 2035	2,475,502	227,002
IFB Ser. 2950, Class SM, IO, 1.673s, 2016	568,220	45,867
IFB Ser. 3256, Class S, IO, 1.663s, 2036	2,070,143	177,649
IFB Ser. 3031, Class BI, IO, 1.662s, 2035	688,912	67,842
IFB Ser. 3244, Class SB, IO, 1.633s, 2036	1,105,030	88,018
IFB Ser. 3244, Class SG, IO, 1.633s, 2036	1,258,761	106,579
IFB Ser. 3236, Class IS, IO, 1.623s, 2036	2,049,482	155,964
IFB Ser. 3114, Class TS, IO, 1.623s, 2030	4,251,711	256,433
IFB Ser. 3240, Class S, IO, 1.593s, 2036	3,504,356	275,153
IFB Ser. 3153, Class JI, IO, 1.593s, 2036	1,730,233	119,823
IFB Ser. 3065, Class DI, IO, 1.593s, 2035	538,078	52,642
IFB Ser. 3315, Class DS, IO, 1.573s, 2037	1,445,813	90,593
IFB Ser. 3218, Class AS, IO, 1.553s, 2036	1,238,613	87,580
IFB Ser. 3221, Class SI, IO, 1.553s, 2036	1,657,118	121,841
IFB Ser. 3153, Class UI, IO, 1.543s, 2036	1,142,682	112,000
IFB Ser. 3202, Class PI, IO, 1.513s, 2036	4,505,881	342,267
IFB Ser. 3355, Class MI, IO, 1.473s, 2037	1,049,522	76,507
IFB Ser. 3355, Class LI, IO, 1.473s, 2037	1,288,944	67,646
IFB Ser. 3201, Class SG, IO, 1.473s, 2036	2,087,411	158,865
IFB Ser. 3203, Class SE, IO, 1.473s, 2036	1,890,009	138,852
IFB Ser. 3171, Class PS, IO, 1.458s, 2036	1,560,144	123,171
IFB Ser. 3152, Class SY, IO, 1.453s, 2036	3,043,609	257,868
IFB Ser. 3284, Class BI, IO, 1.423s, 2037	1,253,518	89,925
IFB Ser. 3199, Class S, IO, 1.423s, 2036	2,577,847	200,026
IFB Ser. 3284, Class LI, IO, 1.413s, 2037	2,484,289	186,024
IFB Ser. 3281, Class AI, IO, 1.403s, 2037	4,187,435	317,204
IFB Ser. 3311, Class IA, IO, 1.383s, 2037	1,856,301	146,722
IFB Ser. 3311, Class IB, IO, 1.383s, 2037	1,856,301	146,722
IFB Ser. 3311, Class IC, IO, 1.383s, 2037	1,856,301	146,722
IFB Ser. 3311, Class ID, IO, 1.383s, 2037	1,856,301	146,722
IFB Ser. 3311, Class IE, IO, 1.383s, 2037	2,827,421	223,479
IFB Ser. 3274, Class JS, IO, 1.383s, 2037	3,319,684	223,908
IFB Ser. 3240, Class GS, IO, 1.353s, 2036	2,115,741	156,531
IFB Ser. 3339, Class TI, IO, 1.113s, 2037	2,304,657	161,409
IFB Ser. 3288, Class SJ, IO, 1.103s, 2037	2,030,712	126,393
IFB Ser. 3284, Class CI, IO, 1.093s, 2037	4,992,023	336,939
IFB Ser. 3016, Class SQ, IO, 1.083s, 2035	1,522,230	78,813
IFB Ser. 3284, Class WI, IO, 1.073s, 2037	8,306,623	539,945
IFB Ser. 3235, Class SA, IO, 0.923s, 2036	985,071	52,972
Ser. 246, PO, zero %, 2037	5,380,867	4,304,115
Ser. 3300, PO, zero %, 2037	925,707	754,258
Ser. 236, PO, zero %, 2036	407,698	325,030
FRB Ser. 3326, Class XF, zero %, 2037	193,458	185,748
FRB Ser. 3122, Class GF, zero %, 2036	393,645	399,026
FRB Ser. 3326, Class WF, zero %, 2035	175,189	166,680
GE Capital Commercial Mortgage Corp. 144A

Ser. 00-1, Class F, 7.514s, 2033	170,000	174,277
Ser. 00-1, Class G, 6.131s, 2033	596,000	532,609
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	529,968	537,404
Government National Mortgage Association
IFB Ser. 07-51, Class SP, 9.788s, 2037	113,701	134,605
IFB Ser. 07-64, Class AM, 8.006s, 2037	195,365	208,259
IFB Ser. 05-66, Class SP, 4.075s, 2035	469,782	476,705
IFB Ser. 06-62, Class SI, IO, 2.431s, 2036	1,615,886	117,598
IFB Ser. 07-1, Class SL, IO, 2.411s, 2037	697,485	57,566
IFB Ser. 07-1, Class SM, IO, 2.401s, 2037	697,485	57,376
IFB Ser. 07-26, Class SG, IO, 1.901s, 2037	2,113,666	162,625
IFB Ser. 07-9, Class BI, IO, 1.871s, 2037	4,388,795	299,536
IFB Ser. 07-31, Class CI, IO, 1.861s, 2037	1,303,385	90,155
IFB Ser. 07-25, Class SA, IO, 1.851s, 2037	1,700,416	107,189
IFB Ser. 07-25, Class SB, IO, 1.851s, 2037	3,328,727	209,833
IFB Ser. 07-26, Class LS, IO, 1.851s, 2037	4,399,796	322,718
IFB Ser. 07-22, Class S, IO, 1.851s, 2037	1,136,920	99,901
IFB Ser. 07-11, Class SA, IO, 1.851s, 2037	1,034,465	76,398
IFB Ser. 07-14, Class SB, IO, 1.851s, 2037	983,779	71,629
IFB Ser. 07-51, Class SJ, IO, 1.801s, 2037	1,167,627	103,915
IFB Ser. 07-26, Class SD, IO, 1.773s, 2037	2,351,676	160,932
IFB Ser. 07-58, Class PS, IO, 1.751s, 2037	1,022,408	84,561
IFB Ser. 07-78, Class SA, IO, 1.721s, 2037	7,400,000	519,154
IFB Ser. 07-59, Class PS, IO, 1.721s, 2037	910,365	70,604
IFB Ser. 07-59, Class SP, IO, 1.721s, 2037	199,982	15,595
IFB Ser. 06-38, Class SG, IO, 1.701s, 2033	4,901,394	252,799
IFB Ser. 07-53, Class SG, IO, 1.651s, 2037	813,936	50,816
IFB Ser. 07-48, Class SB, IO, 1.623s, 2037	1,851,332	106,032
IFB Ser. 07-64, Class AI, IO, 1.601s, 2037	1,660,599	99,277
IFB Ser. 07-53, Class ES, IO, 1.601s, 2037	1,326,292	68,673
IFB Ser. 07-9, Class DI, IO, 1.561s, 2037	2,219,148	133,013
IFB Ser. 07-57, Class QA, IO, 1.551s, 2037	2,867,103	157,405
IFB Ser. 07-58, Class SA, IO, 1.551s, 2037	1,958,352	111,065
IFB Ser. 07-58, Class SC, IO, 1.551s, 2037	2,432,930	124,506
IFB Ser. 07-61, Class SA, IO, 1.551s, 2037	1,524,450	87,788
IFB Ser. 07-53, Class SC, IO, 1.551s, 2037	1,431,626	73,307
IFB Ser. 07-53, Class SE, IO, 1.551s, 2037	290,692	17,369
IFB Ser. 07-58, Class SD, IO, 1.541s, 2037	2,288,810	114,923
IFB Ser. 07-17, Class AI, IO, 1.523s, 2037	5,037,032	349,544
IFB Ser. 07-59, Class SD, IO, 1.521s, 2037	393,846	20,975
IFB Ser. 07-9, Class AI, IO, 1.473s, 2037	2,478,489	174,122
IFB Ser. 05-65, Class SI, IO, 1.401s, 2035	1,613,333	104,564
IFB Ser. 07-79, Class SY, IO, 1.313s, 2037	4,186,000	238,569
IFB Ser. 07-17, Class IB, IO, 1.301s, 2037	947,370	56,653
IFB Ser. 06-14, Class S, IO, 1.301s, 2036	1,526,815	87,386
IFB Ser. 06-11, Class ST, IO, 1.291s, 2036	951,992	52,780
IFB Ser. 07-27, Class SD, IO, 1.251s, 2037	1,219,375	63,094
IFB Ser. 07-19, Class SJ, IO, 1.251s, 2037	2,056,650	97,706
IFB Ser. 07-23, Class ST, IO, 1.251s, 2037	2,239,899	98,263
IFB Ser. 07-9, Class CI, IO, 1.251s, 2037	2,885,029	148,612
IFB Ser. 07-7, Class EI, IO, 1.251s, 2037	1,211,120	60,068
IFB Ser. 07-7, Class JI, IO, 1.251s, 2037	2,765,087	142,402
IFB Ser. 07-1, Class S, IO, 1.251s, 2037	2,720,488	131,063
IFB Ser. 07-3, Class SA, IO, 1.251s, 2037	2,592,726	122,723
IFB Ser. 07-31, Class AI, IO, 1.153s, 2037	1,191,823	108,090
IFB Ser. 07-43, Class SC, IO, 1.073s, 2037	1,814,280	91,455
FRB Ser. 98-2, Class EA, PO, zero %, 2028	63,418	53,991
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045	334,000	339,016
FRB Ser. 07-GG10, Class AM, 5.993s, 2045	552,000	556,565
GSR Mortgage Loan Trust IFB Ser. 06-4F, Class 4A2, IO,
2.285s, 2036	994,549	51,602
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	158,777	103,205
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
4.975s, 2037	409,506	385,959
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.261s, 2051	924,000	934,247
FRB Ser. 07-LD12, Class A3, 5.189s, 2051	2,956,000	3,001,729
Ser. 07-CB20, Class A3, 5.863s, 2051	834,000	836,736
FRB Ser. 07-LD11, Class A3, 6.007s, 2049	417,000	423,609
Ser. 07-CB20, Class A4, 5.794s, 2051	541,000	551,988
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.052s, 2051	63,748,288	816,616
LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1,
Class G, 6.41s, 2031	253,101	255,577
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class AM, 6.114s, 2017	487,000	489,035
Ser. 07-C6, Class A2, 5.845s, 2012	921,000	951,457
Ser. 07-C7, Class XW, IO, 0.374s, 2045	61,481,000	1,623,098
LB-UBS Commercial Mortgage Trust 144A Ser. 07-C7,
Class XCL, IO, 0.08s, 2045	25,952,912	262,124
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 10.89s, 2036	814,930	967,905
IFB Ser. 07-5, Class 8A2, IO, 2.855s, 2036	1,465,433	101,555
IFB Ser. 07-4, Class 3A2, IO, 2.335s, 2037	1,101,042	78,174
IFB Ser. 06-5, Class 2A2, IO, 2.285s, 2036	2,042,275	125,195
IFB Ser. 07-2, Class 2A13, IO, 1.825s, 2037	2,071,721	140,929
IFB Ser. 06-7, Class 2A5, IO, 1.761s, 2036	3,957,675	272,567
IFB Ser. 06-9, Class 2A2, IO, 1.755s, 2037	2,458,441	184,889
IFB Ser. 06-7, Class 2A4, IO, 1.685s, 2036	4,363,674	224,665
IFB Ser. 06-6, Class 1A2, IO, 1.635s, 2036	1,689,595	87,014
IFB Ser. 06-6, Class 1A3, IO, 1.635s, 2036	2,375,724	142,791
IFB Ser. 06-5, Class 1A3, IO, 0.535s, 2036	729,083	8,593
IFB Ser. 06-4, Class 1A3, IO, 0.535s, 2036	1,047,593	19,190
IFB Ser. 06-7, Class 1A3, IO, 0.485s, 2036	1,852,026	24,087
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	1,746,000	1,723,302
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (Canada)	594,000	308,880
Ser. 04-1A, Class K, 5.45s, 2040 (Canada)	212,000	108,120
Ser. 04-1A, Class L, 5.45s, 2040 (Canada)	96,000	48,000

Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.062s, 2049		56,711,032	806,360
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
Class JS, IO, 2.258s, 2028		1,391,332	109,442
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
6.023s, 2050		222,000	228,202
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 6.119s, 2049		402,000	414,119
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 7.797s, 2037		978,519	281,324
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		1,252,000	1,184,988
FRB Ser. 07-IQ14, Class AM, 5.877s, 2049		247,000	245,600
Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039		1,730,000	899,600
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.342s, 2035		1,318,686	1,308,796
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.26s, 2030		327,112	331,127
Ser. 97-MC2, Class X, IO, 1.878s, 2012		37,289	47
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.546s,
2042 (United Kingdom)		500,000	495,876
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		123,000	111,568
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO, 1.825s, 2037		4,829,014	331,385
IFB Ser. 06-A7CB, Class 1A6, IO, 0.685s, 2036		446,350	11,026
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 7.018s, 2038 (United Kingdom)	GBP	150,000	269,182
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		$303,000	296,589
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		162,000	137,915
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		193,000	156,322
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		174,000	152,406
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		167,000	137,077
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 1.385s, 2037		4,384,937	250,896
Ser. 07-4, Class 1A4, IO, 1s, 2037		4,384,937	115,443
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 1.016s, 2037		5,135,111	193,608
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (Ireland)	GBP	226,682	437,738
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (Ireland)	GBP	463,646	839,256
URSUS EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	239,967	446,540
Wachovia Bank Commercial Mortgage Trust Ser. 07-C34,
IO, 0.36s, 2046		$16,961,041	433,694
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 8.328s, 2018		477,000	453,150
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		11,360,651	104,281

Total collateralized mortgage obligations (cost $108,706,496)			$119,866,464

FOREIGN GOVERNMENT BONDS AND NOTES (17.1%)(a)
		Principal amount	Value

Argentina (Republic of) bonds 7s, 2013		$700,000	$600,756
Argentina (Republic of) bonds Ser. $ V, 10 1/2s, 2012	ARS	4,577,000	1,093,903
Argentina (Republic of) FRB 5.389s, 2012		$7,656,250	6,808,428
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	1,390,000	1,985,768
Brazil (Federal Republic of) bonds 6s, 2017		$1,490,000	1,527,250
Brazil (Federal Republic of) notes zero %, 2017	BRL	339,000	1,596,196
Canada (Government of) bonds Ser. WH31, 6s, 2008	CAD	3,680,000	3,738,090
Colombia (Republic of) notes 10s, 2012		$3,697,000	4,303,308
Ecuador (Republic of) regs notes 9 3/8s, 2015		125,000	126,250
Ecuador (Republic of) bonds Ser. REGS 12s, 2012		157,080	157,708
France (Government of) bonds 4s, 2013	EUR	4,730,000	6,838,814
Ghana (Republic of) bonds 8 1/2s, 2017		$285,000	302,069
Indonesia (Republic of) bonds 14.275s, 2013	IDR	2,541,000,000	326,758
Indonesia (Republic of) bonds 14 1/4s, 2013	IDR	7,546,000,000	968,202
Ireland (Republic of) bonds 5s, 2013	EUR	7,500,000	11,335,550
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	374,875,200	3,392,387
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	3,971,809,400	35,587,612
Mexican (Government of) bonds Ser. M 10, 8s, 2015	MXN	17,460,000	1,585,672
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		$2,445,000	2,414,438
Spain (Government of) bonds 5.4s, 2011	EUR	1,000,000	1,518,926
Spain (Kingdom of) bonds 5s, 2012	EUR	800,000	1,206,778
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	30,690,000	5,397,266
Ukraine (Government of) 144A bonds 6 3/4s, 2017		$795,000	788,481
Ukraine (Government of) 144A sr. unsub. 6.58s, 2016		600,000	591,000
Venezuela (Republic of) unsub. bonds 5 3/8s, 2010		335,000	314,900
Venezuela (Republic of) notes 10 3/4s, 2013		2,485,000	2,658,950

Total foreign government bonds and notes (cost $89,184,639)			$97,165,460

CORPORATE BONDS AND NOTES (16.2%)(a)
		Principal amount	Value

Basic Materials (1.0%)
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)		$145,000	$118,900
Builders FirstSource, Inc. company guaranty FRN
9.119s, 2012		270,000	234,900
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		285,000	291,413
Domtar Corp. company guaranty 7 7/8s, 2011 (Canada)		105,000	107,231
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017		841,000	901,973
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. FRN
8.394s, 2015		150,000	152,250
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		422,000	447,320

Georgia-Pacific Corp. debs. 9 1/2s, 2011		49,000	51,450
Georgia-Pacific Corp. notes 8 1/8s, 2011		55,000	55,825
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		358,000	376,795
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		605,000	653,400
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		262,000	241,040
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		224,000	241,920
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		136,000	145,520
NewPage Corp. company guaranty 10s, 2012		56,000	56,280
NewPage Corp. sec. notes 10s, 2012		45,000	45,225
NewPage Holding Corp. sr. notes FRN 11.818s, 2013 (PIK)		74,422	71,445
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		15,000	12,450
Novelis, Inc. company guaranty 7 1/4s, 2015		113,000	106,220
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	250,000	352,225
Steel Dynamics, Inc. 144A sr. notes 7 3/8s, 2012		$7,000	7,035
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015		810,000	781,650
Stone Container Corp. sr. notes 8 3/8s, 2012		240,000	238,200
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		360,000	339,300
			6,029,967

Capital Goods (1.2%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		460,000	460,000
Berry Plastics Holding Corp. sec. notes 8 7/8s, 2014		264,000	250,800
Bombardier, Inc. 144A notes 6 3/4s, 2012 (Canada)		1,625,000	1,645,313
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		315,000	329,175
Bombardier, Inc. 144A sr. unsec. FRN 7.631s, 2013
(Canada)	EUR	170,000	247,083
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		$650,000	664,625
General Cable Corp. company guaranty FRN 7.606s, 2015		190,000	180,500
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 1/2s, 2015		560,000	560,000
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		67,000	65,660
L-3 Communications Corp. company guaranty 6 1/8s, 2013		610,000	599,325
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		574,000	553,910
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		15,000	13,725
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		710,000	702,900
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		115,000	113,563
SPX Corp. sr. notes 7 5/8s, 2014		155,000	158,100
TD Funding Corp. company guaranty 7 3/4s, 2014		105,000	106,575
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		135,000	144,788
Terex Corp. sr. sub. notes 8s, 2017		305,000	308,813
			7,104,855

Communication Services (1.2%)
American Tower Corp. 144A sr. notes 7s, 2017		390,000	391,950
Cincinnati Bell, Inc. company guaranty 7s, 2015		578,000	546,210
Cricket Communications, Inc. 144A company guaranty
9 3/8s, 2014		435,000	407,813
Digicel Group, Ltd. 144A sr. notes 8 7/8s, 2015
(Bermuda)		380,000	347,700
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		170,000	173,196
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		768,000	745,920
iPCS, Inc. sec. FRN 7.036s, 2013		140,000	131,950
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		90,000	84,600
PAETEC Holding Corp. 144A sr. notes 9 1/2s, 2015		150,000	146,250
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		353,000	352,118
Qwest Corp. notes 8 7/8s, 2012		1,501,000	1,606,070
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		75,000	76,125
Rural Cellular Corp. FRN sr. sub. notes 8.124s, 2013		195,000	198,900
West Corp. company guaranty 9 1/2s, 2014		129,000	126,420
Wind Aquisition Fin. SA notes 9 3/4s, 2015 (Luxembourg)	EUR	790,000	1,241,058
			6,576,280

Consumer Cyclicals (2.9%)
Allison Transmission 144A company guaranty 11s, 2015		75,000	68,250
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		165,000	167,063
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		134,000	127,635
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		337,021	318,064
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		765,000	740,012
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)		515,000	536,888
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009		195,000	183,543
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		621,000	591,476
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		2,039,000	1,969,091
Ford Motor Credit Corp. sr. unsec. FRN 7.993s, 2012		126,000	106,989
Hanesbrands, Inc. company guaranty FRN Ser. B, 8.204s,
2014		310,000	306,900
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		725,000	725,000
Jostens IH Corp. company guaranty 7 5/8s, 2012		600,000	603,000
Lamar Media Corp. 144A sr. sub. notes 6 5/8s, 2015		165,000	160,463
Levi Strauss & Co. sr. notes 9 3/4s, 2015		651,000	649,373
Levi Strauss & Co. sr. notes 8 7/8s, 2016		285,000	275,738
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015		390,000	391,950
Meritage Homes Corp. company guaranty 6 1/4s, 2015		352,000	241,120
Meritage Homes Corp. sr. notes 7s, 2014		45,000	32,175
Meritor Automotive, Inc. notes 6.8s, 2009		71,000	68,870
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		468,000	485,550
MGM Mirage, Inc. company guaranty 6s, 2009		1,009,000	1,003,955
NTK Holdings, Inc. sr. disc. notes zero %, 2014		104,000	60,840
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		460,000	457,700
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,

2012	337,000	340,370
Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015	320,000	290,400
Pulte Homes, Inc. company guaranty 7 7/8s, 2011	730,000	702,307
Quebecor Media notes 7 3/4s, 2016 (Canada)	75,000	72,000
Scientific Games Corp. company guaranty 6 1/4s, 2012	626,000	597,830
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	75,000	71,625
Standard Pacific Corp. sr. notes 6 1/2s, 2008	205,000	181,425
Standard Pacific Corp. sr. unsec. unsub. notes 5 1/8s,
2009	50,000	39,500
Station Casinos, Inc. sr. notes 6s, 2012	318,000	283,020
Target Corp. sr. unsec. notes 5 3/8s, 2017	1,055,000	1,031,117
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	40,000	39,300
Tenneco, Inc. 144A sr. unsec. notes 8 1/8s, 2015	375,000	371,250
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013	361,000	353,780
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	255,000	204,000
Tropicana Entertainment, LLC sr. sub. notes 9 5/8s,
2014	550,000	349,250
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	288,000	219,240
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	661,000	406,515
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	170,000	50,575
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	555,000	545,288
		16,420,437

Consumer Staples (1.9%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	545,000	517,750
AMC Entertainment, Inc. company guaranty 11s, 2016	251,000	264,178
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	205,000	192,700
Archibald Candy Corp. company guaranty 10s, 2008 (In
default) (F)(NON)	90,153	1,324
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	285,000	267,900
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012	167,000	161,990
CCH I Holdings, LLC company guaranty 12 1/8s, 2015	8,000	5,180
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	482,000	392,830
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010	1,099,000	1,071,525
CCH II, LLC sr. unsec. notes 10 1/4s, 2010	86,000	84,280
Church & Dwight Co., Inc. company guaranty 6s, 2012	444,000	434,010
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	500,000	465,625
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	543,000	519,244
Dean Foods Co. company guaranty 7s, 2016	134,000	119,260
Del Monte Corp. company guaranty 6 3/4s, 2015	320,000	302,400
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	560,000	564,200
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	718,000	689,280
Echostar DBS Corp. company guaranty 6 5/8s, 2014	2,119,000	2,108,405
Liberty Media, LLC sr. notes 5.7s, 2013	34,000	31,498
Liberty Media, LLC sr. unsec. 7 7/8s, 2009	91,000	92,387
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	186,000	190,185
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	360,000	252,900
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	371,000	370,073
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	383,000	394,011
Rental Services Corp. company guaranty 9 1/2s, 2014	91,000	81,445
Rite Aid Corp. company guaranty 9 3/8s, 2015	330,000	273,900
Rite Aid Corp. sec. notes 7 1/2s, 2017	315,000	277,594
United Rentals NA, Inc. sr. sub. notes 7s, 2014	262,000	219,425
Young Broadcasting, Inc. company guaranty 10s, 2011	239,000	186,719
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	83,000	57,685
		10,589,903

Energy (2.2%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	1,347,000	1,306,590
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017	320,000	288,800
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	812,000	767,340
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	269,000	274,380
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	1,031,000	1,054,198
Chesapeake Energy Corp. sr. notes 7s, 2014	279,000	280,395
Complete Production Services, Inc. company guaranty
8s, 2016	515,000	498,263
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	510,000	480,675
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	210,000	209,738
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	315,000	318,150
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	425,000	409,063
Forest Oil Corp. sr. notes 8s, 2011	540,000	561,600
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	584,000	550,420
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	390,000	396,825
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	517,000	491,150
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014	180,000	184,050
Lukoil International Finance 144A company guaranty
6.356s, 2017 (Netherlands)	900,000	852,030
Massey Energy Co. sr. notes 6 5/8s, 2010	273,000	266,858
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	348,000	344,520
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	655,000	628,800
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	352,304	370,216
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	355,000	369,425
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	309,000	325,223
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)	355,000	330,594
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	70,000	70,000

Plains Exploration & Production Co. company guaranty
7s, 2017		80,000	76,500
Pride International, Inc. sr. notes 7 3/8s, 2014		826,000	848,715
Transocean, Inc. sr. unsec. notes 6s, 2018 (Cayman
Islands)		220,000	219,413
			12,773,931

Financial (2.8%)
Banco Do Brasil 144A sr. unsec. 5.581s, 2017 (Cayman
Islands)	BRL	536,000	277,943
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012		1,205,000	1,238,981
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 6.669s, 2012 (Cayman Islands)		1,445,000	1,430,882
Finova Group, Inc. notes 7 1/2s, 2009		413,755	67,235
GMAC LLC notes 6 7/8s, 2011		85,000	72,717
GMAC LLC sr. unsub. notes 5.85s, 2009		33,000	31,559
GMAC LLC notes 7 3/4s, 2010		90,000	83,954
GMAC LLC notes 7s, 2012		40,000	33,822
GMAC LLC notes 6 7/8s, 2012		637,000	533,783
GMAC LLC notes 6 3/4s, 2014		1,139,000	918,659
GMAC LLC FRN 7.324s, 2014		306,000	245,516
GMAC LLC unsub. notes 6 5/8s, 2012		810,000	678,791
HUB International Holdings, Inc. 144A sr. notes 9s,
2014		65,000	58,013
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		95,000	80,750
JPMorgan Chase & Co. 144A 0.204s, 2012	INR	19,000,000	520,680
JPMorgan Chase & Co. 144A sr. unsec. FRN zero%, 2017		$1,000,000	954,970
Lehman Brothers Holdings, Inc. sr. unsec. notes Ser.
I, 6.2s, 2014		1,205,000	1,227,254
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		100,000	100,000
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		252,000	233,100
Morgan Stanley sr. unsec. bonds 5.776s, 2017	BRL	1,850,000	946,318
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015		$194,000	193,273
Realogy Corp. 144A sr. notes 10 1/2s, 2014		695,000	519,513
RSHB Capital SA for OJSC Russian Agricultural Bank
notes 6.299s, 2017 (Luxembourg)		675,000	639,563
UBS Luxembourg SA for Sberbank unsec. sub. notes
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)		1,400,000	1,397,340
USI Holdings Corp. 144A sr. notes FRN 8.744s, 2014		60,000	51,300
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)		3,010,000	3,085,250
VTB Capital SA 144A sec. notes 6.609s, 2012
(Luxembourg)		480,000	477,758
			16,098,924

Government (0.1%)
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)		355,250	365,625

Health Care (1.2%)
Bausch & Lomb, Inc. 144A sr. unsec. notes 9 7/8s, 2015		205,000	208,075
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		665,000	677,469
DaVita, Inc. company guaranty 6 5/8s, 2013		153,000	152,235
HCA, Inc. notes 6 3/8s, 2015		212,000	179,140
HCA, Inc. notes 5 3/4s, 2014		260,000	215,800
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016
(PIK)		550,000	581,625
HCA, Inc. sec. notes 9 1/4s, 2016		645,000	677,250
Omnicare, Inc. company guaranty 6 3/4s, 2013		195,000	183,300
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		545,000	495,950
Service Corporation International sr. notes 7s, 2017		170,000	162,775
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		724,000	684,180
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		100,000	91,000
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		300,000	273,000
Tenet Healthcare Corp. notes 7 3/8s, 2013		390,000	341,250
Tenet Healthcare Corp. sr. notes 6 3/8s, 2011		475,000	432,250
US Oncology, Inc. company guaranty 9s, 2012		485,000	478,331
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		491,000	472,588
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		305,000	327,875
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)		201,000	202,508
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)		173,000	171,270
			7,007,871

Technology (0.7%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		334,000	290,580
Ceridian Corp. 144A sr. unsec. notes 11 1/4s, 2015		275,000	255,063
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015		155,000	151,706
Freescale Semiconductor, Inc. sr. sec. notes 10 1/8s,
2016 (S)		384,000	316,800
Freescale Semiconductor, Inc. company guaranty sr.
unsec. 9 1/8s, 2014 (PIK)		383,000	325,550
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		552,000	492,660
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		700,000	708,750
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)		13,000	10,433
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)		215,000	225,750
Nortel Networks, Ltd. 144A company guaranty FRN
9.493s, 2011 (Canada)		235,000	229,125
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		340,000	345,950
Travelport LLC company guaranty 9 7/8s, 2014		166,000	168,490
Xerox Corp. sr. notes 9 3/4s, 2009	EUR	140,000	212,629

		3,733,486

Utilities & Power (1.0%)
AES Corp. (The) sr. notes 8 7/8s, 2011	54,000	56,430
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	287,000	299,198
AES Corp. (The) 144A sr. notes 8s, 2017	130,000	132,925
CMS Energy Corp. sr. notes 7 3/4s, 2010	180,000	188,894
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	56,000	55,402
Edison Mission Energy sr. unsec. notes 7.2s, 2019	275,000	270,188
Edison Mission Energy sr. unsec. notes 7s, 2017	195,000	191,588
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	151,000	155,530
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	172,000	176,300
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	520,000	510,250
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	1,950,000	1,930,500
NRG Energy, Inc. sr. notes 7 3/8s, 2016	235,000	229,125
Orion Power Holdings, Inc. sr. notes 12s, 2010	655,000	713,950
Teco Finance, Inc. unsec. notes 7s, 2012	280,000	296,505
Teco Finance, Inc. unsub. notes 7.2s, 2011	185,000	197,898
Teco Finance, Inc. unsub. notes 6 3/4s, 2015	32,000	33,530
Utilicorp United, Inc. sr. notes 9.95s, 2011	18,000	19,368
Williams Cos., Inc. (The) notes 8 1/8s, 2012	150,000	163,313
Williams Partners LP/ Williams Partners Finance Corp.
company guaranty 7 1/4s, 2017	145,000	149,350
		5,770,244

Total corporate bonds and notes (cost $95,847,614)		$92,471,523

ASSET-BACKED SECURITIES (10.8%)(a)

	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 5.555s, 2035	160,000	$129,600
FRB Ser. 05-4, Class A2C, 5.075s, 2035	34,000	32,064
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 5.015s, 2036	107,000	89,785
FRB Ser. 06-HE3, Class A2C, 5.015s, 2036	115,000	99,628
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 6.615s, 2033	248,092	45,897
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	383,000	368,338
Ser. 04-1A, Class E, 6.42s, 2039	361,000	321,675
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 6.785s, 2033	27,199	4,896
FRB Ser. 06-W4, Class A2C, 5.025s, 2036	204,000	170,340
Asset Backed Funding Certificates FRB Ser. 04-OPT2,
Class M2, 5.865s, 2033	252,000	196,560
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 5.055s, 2036	57,000	52,188
FRB Ser. 06-HE4, Class A5, 5.025s, 2036	148,000	122,840
Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M10, 7.365s, 2036	509,000	20,360
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 5.649s, 2033	267,328	259,309
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.058s, 2011	340,000	337,664
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 8.115s, 2034	286,000	191,620
FRB Ser. 06-PC1, Class M9, 6.615s, 2035	185,000	28,559
FRB Ser. 05-HE1, Class M3, 5.795s, 2035	223,000	169,480
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.115s, 2036	270,000	41,681
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	516,156	353,809
Ser. 00-A, Class A2, 7.575s, 2030	1,372,492	893,116
Ser. 99-B, Class A4, 7.3s, 2016	674,263	400,776
Ser. 99-B, Class A3, 7.18s, 2015	1,134,719	711,149
FRB Ser. 00-A, Class A1, 5.188s, 2030	148,470	75,720
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013	500,000	505,605
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.108s, 2010	350,000	347,848
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 7.365s, 2035	304,000	69,920
FRB Ser. 05-HE4, Class M12, 6.915s, 2035	457,000	59,410
FRB Ser. 05-OPT1, Class M1, 5.285s, 2035	52,000	41,236
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030	1,491,855	1,308,745
Ser. 00-4, Class A6, 8.31s, 2032	3,481,836	2,889,924
Ser. 00-5, Class A7, 8.2s, 2032	476,000	404,058
Ser. 00-1, Class A5, 8.06s, 2031	1,012,014	850,250
Ser. 00-4, Class A5, 7.97s, 2032	200,430	163,457
Ser. 00-5, Class A6, 7.96s, 2032	771,000	652,224
Ser. 01-3, Class M2, 7.44s, 2033	71,845	4,670
Ser. 01-4, Class A4, 7.36s, 2033	225,141	227,521
FRB Ser. 02-1, Class M1A, 7.275s, 2033	2,196,000	2,143,624
Ser. 00-6, Class A5, 7.27s, 2031	81,461	76,323
Ser. 01-1, Class A5, 6.99s, 2032	884,378	836,158
Ser. 01-3, Class A4, 6.91s, 2033	3,128,849	3,014,161
Ser. 02-1, Class A, 6.681s, 2033	1,021,182	1,053,898
FRB Ser. 01-4, Class M1, 6.975s, 2033	295,000	142,121
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 5.385s, 2035	47,000	40,420
FRB Ser. 05-14, Class 3A2, 5.105s, 2036	34,551	32,112
Countrywide Asset Backed NIM Certificates 144A Ser.
04-BC1N, Class Note, 5 1/2s, 2035	225	45
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)	431,000	323,250
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	277,000	278,667
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
5.535s, 2035	92,000	69,920

First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 5.015s, 2036		173,000	141,412
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 5.195s, 2036		244,000	204,960
FRB Ser. 06-2, Class 2A3, 5.035s, 2036		353,000	291,225
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034 (In default) (NON)		41,578	104
Ser. 04-3, Class A, 4 1/2s, 2034 (In default) (NON)		1,452	7
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		687,000	652,520
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.589s, 2043 (United Kingdom)	GBP	947,860	1,827,788
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	1,430,000	2,072,142
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$861,059	864,819
Ser. 94-4, Class B2, 8.6s, 2019		379,723	277,900
Ser. 93-1, Class B, 8.45s, 2018		457,551	413,930
Ser. 99-5, Class A5, 7.86s, 2030		4,188,459	3,769,613
Ser. 96-8, Class M1, 7.85s, 2027		387,000	350,828
Ser. 95-8, Class B1, 7.3s, 2026		362,579	328,257
Ser. 95-4, Class B1, 7.3s, 2025		371,800	373,208
Ser. 97-6, Class M1, 7.21s, 2029		982,000	921,291
Ser. 99-3, Class A7, 6.74s, 2031		733,000	714,179
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		1,748,906	1,627,441
Ser. 99-5, Class M1A, 8.3s, 2026		157,000	126,299
Ser. 99-5, Class A4, 7.59s, 2028		57,170	55,721
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		365,777	363,224
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 5.015s, 2036		526,000	395,597
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 6.865s, 2030 (Cayman Islands)		379,000	274,472
FRB Ser. 05-1A, Class E, 6.665s, 2030 (Cayman Islands)		83,828	70,416
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
5.195s, 2036		122,000	95,428
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,
Class A4, 5.155s, 2035		103,000	89,620
Lehman XS Trust FRB Ser. 07-6, Class 2A1, 5.075s, 2037		1,359,341	1,306,198
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 7.646s,
2037 (Cayman Islands)		1,260,000	896,963
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 5.485s, 2035		255,000	153,000
FRB Ser. 06-4, Class 2A4, 5 1/8s, 2036		117,000	76,999
FRB Ser. 06-1, Class 2A3, 5.055s, 2036		161,000	144,900
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
7.076s, 2039 (United Kingdom)	GBP	900,000	1,688,157
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 8.115s, 2032		$1,046,356	753,376
Mastr Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 5.015s, 2036		61,000	48,992
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.208s, 2010		350,000	348,557
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		118,680	106,294
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 8.065s, 2034		214,000	107,000
FRB Ser. 05-HE2, Class M5, 5.545s, 2035		160,000	88,000
FRB Ser. 05-HE1, Class M3, 5.385s, 2034		160,000	129,600
FRB Ser. 06-NC4, Class M2, 5.165s, 2036		223,000	86,970
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012		47	47
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		135,518	132,464
Ser. 04-B, Class C, 3.93s, 2012		61,281	57,808
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 6.915s, 2033		15,593	4,522
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 5.025s, 2036		146,000	127,035
FRB Ser. 06-2, Class A2C, 5.015s, 2036		146,000	122,336
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		1,028,150	663,174
Ser. 99-D, Class A1, 7.84s, 2029		958,176	814,262
Ser. 00-A, Class A2, 7.765s, 2017		139,096	117,565
Ser. 95-B, Class B1, 7.55s, 2021		364,000	232,960
Ser. 00-D, Class A4, 7.4s, 2030		1,022,000	698,224
Ser. 02-B, Class A4, 7.09s, 2032		397,892	370,345
Ser. 99-B, Class A4, 6.99s, 2026		1,029,284	962,380
Ser. 00-D, Class A3, 6.99s, 2022		438,057	442,919
Ser. 01-D, Class A4, 6.93s, 2031		725,877	534,391
Ser. 01-E, Class A4, 6.81s, 2031		913,153	779,786
Ser. 01-C, Class A2, 5.92s, 2017		949,685	424,127
Ser. 02-C, Class A1, 5.41s, 2032		1,237,825	1,095,455
Ser. 01-D, Class A2, 5.26s, 2019		145,207	98,981
Ser. 01-E, Class A2, 5.05s, 2019		1,019,611	774,904
Ser. 02-A, Class A2, 5.01s, 2020		262,577	230,687
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		196,744	169,771
FRB Ser. 01-B, Class A2, 5.403s, 2018		53,117	44,969
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 11.379s, 2018 (Ireland)		885,000	778,800
FRB Ser. 05-A, Class E, 9.479s, 2012 (Ireland)		238,000	221,983
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.365s, 2035		509,000	127,250
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4, 5.695s, 2036		104,000	73,320
FRB Ser. 04-MCW1, Class A2, 5.245s, 2034		109,631	82,395
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034 (In default) (NON)		5,729	57
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 4.995s, 2036		225,000	202,768
Permanent Financing PLC
FRB Ser. 6, Class 3C, 7.576s, 2042 (United Kingdom)	GBP	887,000	1,738,951
FRB Ser. 3, Class 3C, 6.296s, 2042 (United Kingdom)		$350,000	344,063
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 5.055s, 2036		194,000	180,874

FRB Ser. 07-RZ1, Class A2, 5.025s, 2037	176,000	151,400
Residential Asset Securities Corp.
FRB Ser. 05-EMX1, Class M2, 5.595s, 2035	362,000	255,210
Ser. 01-KS3, Class AII, 5.325s, 2031	1,676,907	1,569,149
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 7.615s, 2035	395,000	39,500
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026	4,449	4,511
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands) (In
default) (NON)	17,341	17
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)
(In default) (NON)	75,194	2,256
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)
(In default) (NON)	49,754	5
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands) (In
default) (NON)	12,185	244
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	7,301	22
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	10,294	10
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	3,426	34
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	20,842	42
Sasco Net Interest Margin Trust 144A Ser. 03-BC1,
Class B, zero %, 2033 (Cayman Islands) (In default)
(NON)	273,210	27
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 5.515s, 2035	160,000	82,400
FRB Ser. 07-NC2, Class A2B, 5.005s, 2037	165,000	140,250
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 5.075s, 2036	246,000	179,580
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 5.035s, 2036	117,000	108,883
FRB Ser. 06-3, Class A3, 5.025s, 2036	529,000	438,725
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 7.365s, 2036	392,000	35,280
South Coast Funding 144A FRB Ser. 3A, Class A2,
6.087s, 2038 (Cayman Islands)	140,000	30,800
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 5 1/8s, 2036	117,000	75,605
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 7.365s, 2035	436,000	21,800
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.87s, 2015	1,768,724	1,724,506
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	467,000	377,355
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037 (Cayman Islands)	390,000	287,933
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 5.984s, 2044 (United Kingdom)	514,239	411,391

Total asset-backed securities (cost $67,137,994)		$61,476,536

SENIOR LOANS (8.1%)(a)(c)
	Principal amount	Value

Basic Materials (0.8%)
Aleris International, Inc. bank term loan FRN Ser. B,
7.003s, 2013	$272,932	$247,686
Celanese Corp. bank term loan FRN Ser. B, 6.979s, 2014	297,750	286,873
Domtar Corp. bank term loan FRN 6.403s, 2014 (Canada)	322,500	309,024
Georgia-Pacific Corp. bank term loan FRN Ser. B,
6.894s, 2013	835,125	794,935
Georgia-Pacific Corp. bank term loan FRN Ser. B2,
6.906s, 2012	297,750	283,421
Hexion Specialty Chemicals, Inc. bank term loan FRN
7.188s, 2013	247,500	238,683
Hexion Specialty Chemicals, Inc. bank term loan FRN
Ser. C, 7.44s, 2013	19,900	19,191
Momentive Performance Materials, Inc. bank term loan
FRN 7 1/8s, 2013	198,000	189,231
NewPage Holding Corp. bank term loan FRN 8.688s, 2014	130,000	129,127
Novelis, Inc. bank term loan FRN Ser. B, 7.2s, 2014	231,648	217,170
Novelis, Inc. bank term loan FRN Ser. B, 7.2s, 2014	509,627	477,775
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 6.46s, 2012	1,521,960	1,465,309
		4,658,425

Capital Goods (0.3%)
Berry Plastics Holding Corp. bank term loan FRN 7.16s,
2015	148,875	138,867
Graham Packaging Co., LP bank term loan FRN 7.498s,
2011	99,250	95,218
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 5.26s, 2014	9,405	8,923
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 7.169s, 2014	110,595	104,927
Hexcel Corp. bank term loan FRN Ser. B, 6.511s, 2012	259,418	254,230
Mueller Water Products, Inc. bank term loan FRN Ser.
B, 6.726s, 2014	356,948	336,721
Polypore, Inc. bank term loan FRN Ser. B, 7.06s, 2014	104,465	100,808
Sequa Corp. bank term loan FRN 8 1/2s, 2014	170,000	166,813
Terex Corp. bank term loan FRN Ser. D, 6.948s, 2013	49,250	49,004
Transdigm, Inc. bank term loan FRN 6.858s, 2013	250,000	243,281
		1,498,792

Communication Services (0.5%)
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 7s, 2012	543,116	532,797
Hawaiian Telcom Communications, Inc. bank term loan
FRN Ser. C, 7.45s, 2014	473,238	443,323
Intelsat, Ltd. bank term loan FRN Ser. B, 7.225s, 2013

(Bermuda)	594,000	587,763
MetroPCS Wireless, Inc. bank term loan FRN 7.303s, 2013	246,875	236,863
PanAmSat Corp. bank term loan FRN Ser. B, 7.225s, 2013	594,000	581,802
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
6.83s, 2013	179,190	172,246
		2,554,794

Consumer Cyclicals (1.5%)
Adesa, Inc. bank term loan FRN 7.45s, 2013	147,751	138,596
Allison Transmission bank term loan FRN Ser. B,
7.965s, 2014	240,000	223,929
CCM Merger, Inc. bank term loan FRN Ser. B, 6.997s,
2012	109,446	104,931
Cenveo, Inc. bank term loan FRN Ser. B, 6.66s, 2014	240,208	229,098
Cenveo, Inc. bank term loan FRN Ser. DD, 6.66s, 2014	8,004	7,634
Claire's Stores, Inc. bank term loan FRN 7.948s, 2014	587,050	493,269
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. B, 7 3/4s, 2012	223,443	216,088
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. C, 7 3/4s, 2012	558,435	540,053
Dex Media West, LLC bank term loan FRN Ser. B1,
6.378s, 2010	370,642	361,839
GateHouse Media, Inc. bank term loan FRN Ser. B,
7.41s, 2014	220,000	192,225
GateHouse Media, Inc. bank term loan FRN Ser. B,
7.07s, 2014	513,424	436,924
GateHouse Media, Inc. bank term loan FRN Ser. DD,
7.236s, 2014	191,576	163,031
Golden Nugget, Inc. bank term loan FRN Ser. B, 6.918s,
2014	101,818	95,709
Golden Nugget, Inc. bank term loan FRN Ser. DD,
7 1/2s, 2014 (U)	58,182	54,691
Goodman Global Holdings, Inc. bank term loan FRN Ser.
C, 6.139s, 2011	231,848	229,240
Goodyear Tire & Rubber Co. (The) bank term loan FRN
6.85s, 2010	1,550,000	1,450,704
Isle of Capri Casinos, Inc. bank term loan FRN 6.741s,
2014	208,755	192,924
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
7.11s, 2014 (U)	62,941	58,168
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
6.572s, 2014	83,502	77,170
Landsource, Inc. bank term loan FRN 7.725s, 2013	85,469	65,140
Lear Corp bank term loan FRN 7.604s, 2013	513,446	496,759
Michaels Stores, Inc. bank term loan FRN Ser. B,
7.614s, 2013	328,342	301,030
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
6.939s, 2013	464,285	445,907
Reader's Digest Association, Inc. (The) bank term loan
FRN 7.188s, 2014	422,875	381,997
Standard-Pacific Corp. bank term loan FRN Ser. B,
6.655s, 2013	90,000	66,000
Tribune Co. bank term loan FRN Ser. B, 7.91s, 2014	955,200	809,771
TRW Automotive, Inc. bank term loan FRN Ser. B,
6.688s, 2014	184,538	179,616
United Components, Inc. bank term loan FRN Ser. D,
6.906s, 2012	408,889	392,533
Visant Holding Corp. bank term loan FRN Ser. C,
6.718s, 2010	363,793	356,063
		8,761,039

Consumer Staples (2.4%)
Affinion Group, Inc. bank term loan FRN Ser. B, 7.48s,
2013	692,719	664,433
Cablevision Systems Corp. bank term loan FRN 6.896s,
2013	1,080,750	1,019,862
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.214s, 2013	694,750	648,723
Charter Communications, Inc. bank term loan FRN
7.343s, 2014	200,000	180,667
Charter Communications, Inc. bank term loan FRN 6.99s,
2014	1,991,340	1,858,840
Cinemark, Inc. bank term loan FRN 6.668s, 2013	306,463	289,464
Citadel Communications bank term loan FRN Ser. B,
6.662s, 2014	425,000	384,359
Dean Foods Co. bank term loan FRN Ser. B, 6.95s, 2014	740,073	697,266
Gray Television, Inc. bank term loan FRN Ser. B,
6.73s, 2014	200,000	185,750
Idearc, Inc. bank term loan FRN Ser. B, 7.2s, 2014	1,213,869	1,154,832
Insight Midwest, LP bank term loan FRN 7s, 2014	193,075	186,076
Jarden Corp. bank term loan FRN Ser. B1, 6.948s, 2012	272,891	263,036
Jarden Corp. bank term loan FRN Ser. B2, 6.948s, 2012	124,046	119,566
Mediacom Communications Corp. bank term loan FRN Ser.
C, 6.686s, 2015	977,625	909,191
Mediacom Communications Corp. bank term loan FRN Ser.
DD, 6.686s, 2015	118,800	109,678
MGM Studios, Inc. bank term loan FRN Ser. B, 8.448s,
2011	884,250	817,731
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 7.948s, 2014	298,500	279,993
R.H. Donnelley, Inc. bank term loan FRN 6.543s, 2011	582,224	562,865
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6.45s, 2011	324,982	314,095
Rental Service Corp. bank term loan FRN 8 3/4s, 2013	445,000	413,108
Six Flags Theme Parks bank term loan FRN 7.249s, 2015	647,745	593,047
Spanish Broadcasting Systems, Inc. bank term loan FRN
6.95s, 2012	438,722	404,721
Spectrum Brands, Inc. bank term loan FRN 5.086s, 2013	17,143	16,534
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
9.121s, 2013	338,198	326,530
Universal City Development Partners bank term loan FRN
Ser. B, 6.84s, 2011	969,872	949,262
Warner Music Group bank term loan FRN Ser. B, 7.071s,

2011	152,125	145,185
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.674s, 2012	264,543	242,057
		13,736,871

Energy (0.4%)
Enterprise GP Holdings, LP bank term loan FRN 7.494s,
2014	220,000	218,763
EPCO Holding, Inc. bank term loan FRN Ser. A, 6.998s,
2012	220,000	214,867
Hercules Offshore, Inc. bank term loan FRN Ser. B,
6.99s, 2013	64,675	62,541
Meg Energy Corp. bank term loan FRN 7.2s, 2013 (Canada)	98,250	95,106
Meg Energy Corp. bank term loan FRN Ser. DD, 6.23s,
2013 (Canada) (U)	100,000	95,833
CR Gas Storage bank term loan FRN 7.323s, 2013	51,096	48,754
CR Gas Storage bank term loan FRN 6.408s, 2013	55,705	53,152
CR Gas Storage bank term loan FRN Ser. B, 7.323s, 2013	314,846	300,416
CR Gas Storage bank term loan FRN Ser. DD, 6.409s, 2013	34,612	33,026
Petroleum Geo-Services ASA bank term loan FRN 6.95s,
2015 (Norway)	149,250	144,399
Targa Resources, Inc. bank term loan FRN 6.92s, 2012	274,237	267,518
Targa Resources, Inc. bank term loan FRN 5.043s, 2012	153,871	150,101
Western Refining, Inc. bank term loan FRN 6.559s, 2014	692,946	657,144
		2,341,620

Financial (0.3%)
Hub International, Ltd. bank term loan FRN Ser. B,
7.704s, 2014	142,259	134,435
Hub International, Ltd. bank term loan FRN Ser. DD,
7.334s, 2014 (U)	32,001	30,241
Nuveen Investments, Inc. bank term loan FRN Ser. B,
7.837s, 2014	360,000	355,821
Realogy Corp. bank term loan FRN 5.32s, 2013	214,227	186,496
Realogy Corp. bank term loan FRN Ser. B, 8.24s, 2013	795,698	692,700
		1,399,693

Health Care (0.7%)
Carestream Health, Inc. bank term loan FRN 7.113s, 2013	412,063	377,295
Community Health Systems, Inc. bank term loan FRN Ser.
B, 7.331s, 2014	595,116	571,993
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 7 3/4s, 2014 (U)	30,270	29,094
Concentra, Inc. bank term loan FRN Ser. B, 7.448s, 2014	233,825	218,237
Davita, Inc. bank term loan FRN Ser. B, 6.706s, 2012	300,000	288,443
Health Management Associates, Inc. bank term loan FRN
6.943s, 2014	1,189,015	1,107,105
Healthsouth Corp. bank term loan FRN Ser. B, 7.747s,
2013	485,089	462,290
Hologic, Inc. bank term loan FRN Ser. B1, 7.432s, 2013	63,272	63,035
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 7.151s, 2014 (U)	71,542	67,548
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 10.61s, 2014	342,663	319,534
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	19,078	18,013
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 7.066s, 2014	207,810	196,207
LifePoint, Inc. bank term loan FRN Ser. B, 6.715s, 2012	232,437	221,064
Mylan, Inc. bank term loan FRN Ser. B, 8.479s, 2014	145,000	143,399
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
6.782s, 2012	129,589	124,243
		4,207,500

Technology (0.4%)
Activant Solutions Holdings, Inc. bank term loan FRN
Ser. B, 6.953s, 2013	180,000	168,075
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B2, 7.032s, 2013	49,313	47,864
Aspect Software, Inc. bank term loan FRN 7.936s, 2011	44,328	42,776
Compucom Systems, Inc. bank term loan FRN 8.33s, 2014	204,488	199,375
First Data Corp. bank term loan FRN Ser. B1, 7.635s,
2014	184,538	174,953
First Data Corp. bank term loan FRN Ser. B3, 7.635s,
2014	184,538	175,518
Flextronics International, Ltd. bank term loan FRN
Ser. B, 7.455s, 2014 (Singapore)	175,223	170,843
Flextronics International, Ltd. bank term loan FRN
Ser. B, 7.394s, 2014 (Singapore)	609,777	594,532
JDA Software Group, Inc. bank term loan FRN Ser. B,
7.494s, 2013	28,571	28,143
Sabre Holdings Corp. bank term loan FRN 7.21s, 2014	291,542	265,436
SunGard Data Systems, Inc. bank term loan FRN 6.898s,
2014	595,500	574,347
Travelport bank term loan FRN 7.698s, 2013	6,335	5,999
Travelport bank term loan FRN Ser. B, 7.448s, 2013	31,571	29,899
		2,477,760

Transportation (0.2%)
Delta Airlines, Inc. bank term loan FRN 6.84s, 2012	47,250	44,722
Navistar Financial Corp. bank term loan FRN 6.953s,
2012	162,667	156,323
Navistar International Corp. bank term loan FRN
8.234s, 2012	447,333	429,887
United Airlines Corp. bank term loan FRN Ser. B,
7 1/8s, 2014	573,778	534,729
		1,165,661

Utilities & Power (0.6%)
Dynegy Holdings, Inc. bank term loan FRN 6.309s, 2013	765,000	716,869
Energy Future Holdings bank term loan FRN Ser. B2,

8.396s, 2014			485,000	475,907
Energy Future Holdings bank term loan FRN Ser. B3,
8.396s, 2014			645,000	633,529
Mirant North America, LLC. bank term loan FRN 6.572s,
2013			61,335	58,619
NRG Energy, Inc. bank term loan FRN 8s, 2014 (U)			180,000	178,554
NRG Energy, Inc. bank term loan FRN 6.948s, 2014			531,235	506,200
NRG Energy, Inc. bank term loan FRN 6.848s, 2014			221,096	210,593
Reliant Energy, Inc. bank term loan FRN 5.095s, 2014			450,000	423,000
				3,203,271

Total senior loans (cost $48,669,378)				$46,005,426

PURCHASED OPTIONS OUTSTANDING (2.8%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.37		$18,927,000	$1,036,632
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		18,927,000	1,024,140
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		18,927,000	1,024,140
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		18,927,000	529,577
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.37% versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.37		18,927,000	521,250
Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 4.0625% versus
the six-month EUR-EURIBOR-Telerate maturing on
March 25, 2011.	Mar-09/4.063	EUR	8,790,000	124,099
Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 4.16% versus
the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2014.	Mar-12/4.16	EUR	6,140,000	116,896
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate of 4.16%
versus the six month EUR-EURIBOR-Telerate maturing
March 26, 2014.	Mar-12/4.16	EUR	6,140,000	41,774
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate
of 4.0625% versus the six month EUR-EURIBOR-Telerate
maturing March 25, 2011.	Mar-09/4.063	EUR	8,790,000	33,110
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		$18,927,000	529,577
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.84% versus the three month
USD-LIBOR-BBA maturing on March 11, 2018.	Mar-08/4.84		11,093,000	261,906
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 4.655% versus the three month USD-LIBOR-BBA
maturing on March 10, 2018.	Mar-08/4.655		3,028,000	51,415
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.215% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.215		50,023,000	2,401,604
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.45% versus the three month USD-LIBOR-BBA maturing
on May 28, 2018.	May-08/5.45		29,240,000	1,857,617
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.22		25,047,000	1,210,271
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.20% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.20		25,011,000	1,177,768
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198		25,047,000	1,175,706
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA maturing
on May 08, 2018.	May-08/5.235		18,178,000	894,358
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.21% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.21		10,005,000	477,239
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.215		50,023,000	346,159
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.16		4,524,000	199,508
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA

maturing on May 14, 2018.	May-08/5.198		25,047,000	181,090
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.20% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.20		25,011,000	179,579
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.22		25,047,000	171,071
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.45%
versus the three month USD-LIBOR-BBA maturing on
May 28, 2018.	May-08/5.45		29,240,000	123,100
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 4.84% versus the three month USD-LIBOR-BBA
maturing on March 11, 2018.	Mar-08/4.84		11,093,000	120,880
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.235%
versus the three month USD-LIBOR-BBA maturing on
May 8, 2018.	May-08/5.235		18,178,000	115,612
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.21% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.21		10,005,000	70,035
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.655% versus the three month
USD-LIBOR-BBA maturing on March 10, 2018.	Mar-08/4.655		3,028,000	46,238
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.16		4,524,000	31,125
Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 1.03% versus
the six-month JPY-LIBOR-BBA maturing on
January 26, 2009.	Jan-08/1.03	JPY	7,011,000,000	50,227

Total purchased options outstanding (cost $12,293,227)				$16,123,703

COMMON STOCKS (0.0%)(a)
			Shares	Value

AboveNet, Inc. (NON)			240	$18,720
Bohai Bay Litigation, LLC (Units) (F)			991	14,017
Contifinancial Corp. Liquidating Trust Units (F)(NON)			3,510,833	351
VFB LLC (acquired 10/27/00, cost $594,553)
(F)(RES)(NON)			948,004	19,610
XCL Warranty Escrow (F)			991	70,698

Total common stocks (cost $2,088,739)				$123,396

CONVERTIBLE PREFERRED STOCKS (0.0%)(a) (cost $112,017)
			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			2,441	$82,994

WARRANTS (0.0%)(a)(NON)

	Expiration date	Strike Price	Warrants	Value
AboveNet, Inc.	9/08/10	$24.00	118	$5,900
AboveNet, Inc.	9/08/08	20.00	101	5,555
Dayton Superior Corp. 144A (F)	6/15/09	.01	1,020	5,051
Smurfit Kappa Group PLC 144A (Ireland)	10/01/13	EUR .001	508	43,272

Total warrants (cost $38,482)				$59,778

SHORT-TERM INVESTMENTS (7.8%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.00% to 6.50% and
due dates ranging from January 2, 2008 to
February 22, 2008 (d)			$293,905	$293,250
U.S. Treasury Bills for an effective yield of 3.969%,
maturity date March 27, 2008 (SEG)			2,778,000	2,759,946
U.S. Treasury Bills for an effective yield of 4.085%,
maturity date March 27, 2008 (SEG)			118,000	116,584
U.S. Treasury Bills for an effective yield of 3.975%,
maturity date March 27, 2008 (SEG)			21,000	20,605
U.S. Treasury Bills for an effective yield of 4.027%,
maturity date March 27, 2008 (SEG)			359,000	352,287
U.S. Treasury Bills for an effective yield of 3.237%,
maturity date March 27, 2008 (SEG)			314,000	309,656
U.S. Treasury Bills for an effective yield of 3.074%,
maturity date March 27, 2008 (SEG)			226,000	222,898
U.S. Treasury Bills for an effective yield of 2.995%,
maturity date March 27, 2008 (SEG)			209,000	206,289
U.S. Treasury Bills for an effective yield of 2.928%,
maturity date March 27, 2008 (SEG)			190,000	187,557
Putnam Prime Money Market Fund (e)			37,147,091	37,147,091
Egypt Treasury Bill for an effective yield of 7.25%,
maturity date June 3, 2008		EGP	16,125,000	2,831,730

Total short-term investments (cost $44,447,893)				$44,447,893

TOTAL INVESTMENTS

Total investments (cost $652,593,710) (b)				$665,359,751

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/07 (aggregate face value $83,795,832) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$24,826,744	$25,068,381	1/16/08	$(241,637)
British Pound	3,565	3,580	3/19/08	(15)
Canadian Dollar	4,382,522	4,330,772	1/16/08	51,750
Danish Krone	1,375,997	1,377,252	3/19/08	(1,255)
Euro	15,894,833	15,928,323	3/19/08	(33,490)
Indian Rupee	1,834,916	1,831,877	2/20/08	3,039
Malaysian Ringgit	1,871,720	1,862,005	2/20/08	9,715
Mexican Peso	3,293,757	3,282,481	1/16/08	11,276
Norwegian Krone	24,998,873	24,739,647	3/19/08	259,226
Polish Zloty	4,378,190	4,406,872	3/19/08	(28,682)
Swedish Krona	76,411	75,816	3/19/08	595
Swiss Franc	904,814	888,826	3/19/08	15,988

Total				$46,510

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/07 (aggregate face value $134,364,310) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,132,834	$1,134,467	1/16/08	$1,633
British Pound	23,156,207	23,717,759	3/19/08	561,552
Canadian Dollar	20,258,734	20,354,301	1/16/08	95,567
Euro	2,172,425	2,156,343	3/19/08	(16,082)
Hungarian Forint	3,649,257	3,650,302	3/19/08	1,045
Japanese Yen	46,712,186	46,047,456	2/20/08	(664,730)
Norwegian Krone	2,872,062	2,833,176	3/19/08	(38,886)
South African Rand	3,012,689	2,944,672	1/16/08	(68,017)
Swedish Krona	24,560,123	24,680,961	3/19/08	120,838
Swiss Franc	6,861,943	6,834,804	3/19/08	(27,139)
Taiwan Dollar	10,025	10,069	2/20/08	44

Total				$(34,175)

FUTURES CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	205	$126,294,875	Mar-08	$134,038
Canadian Government Bond 10 yr (Long)	10	1,157,651	Mar-08	(2,402)
Euro-Bobl 5 yr (Short)	43	6,776,473	Mar-08	84,335
Euro-Bund 10 yr (Short)	12	1,981,687	Mar-08	(1,958)
Euro-Dollar 90 day (Long)	810	195,108,750	Sep-09	2,248,634
Euro-Dollar 90 day (Short)	1223	294,299,663	Jun-08	(3,005,449)
Euro-Dollar 90 day (Short)	810	195,432,750	Sep-08	(2,351,953)
Euro-Schatz 2 yr (Long)	1290	194,658,807	Mar-08	(677,933)
Japanese Government Bond 10 yr (Long)	51	62,638,567	Mar-08	320,020
U.K. Gilt 10 yr (Long)	61	13,346,527	Mar-08	13,148
U.S. Treasury Bond 20 yr (Long)	801	93,216,375	Mar-08	(653,107)
U.S. Treasury Note 2 yr (Short)	552	116,058,000	Mar-08	(246,928)
U.S. Treasury Note 5 yr (Short)	4	441,125	Mar-08	(2,414)
U.S. Treasury Note 10 yr (Short)	469	53,180,203	39515	(312,585)

Total				$(4,454,554)

WRITTEN OPTIONS OUTSTANDING at 12/31/07 (premiums received $12,325,301) (Unaudited)
		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Merrill Lynch Capital Services, Inc. for the obligation to pay a fixed rate of 5.83% versus the three month USD-LIBOR-BBA
maturing on July 16, 2018.		$39,610,000	Jul-08/5.83	$3,499,147
Option on an interest rate swap with Merrill Lynch Capital Services, Inc. for the obligation to receive a fixed rate of 5.83% versus the three month USD-LIBOR-BBA
maturing on July 16, 2018.		39,610,000	Jul-08/5.83	93,876
Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2022.	EUR	1,430,000	Mar-12/4.40	116,520
Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	1,290,000	Mar-17/4.56	103,267
Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	1,290,000	Mar-17/4.56	41,115
Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 28, 2022.	EUR	1,430,000	Mar-12/4.40	33,885
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 4.775% versus the three month
USD-LIBOR-BBA maturing on March 14, 2018.		$112,349,000	Mar-08/4.775	1,461,660
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 4.775% versus the three month USD-LIBOR-BBA
maturing on March 14, 2018.		112,349,000	Mar-08/4.775	2,340,230
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.775% versus the three month USD-LIBOR-BBA maturing on
March 14, 2018.		84,261,000	Mar-08/4.775	1,755,157
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.775% versus the three month USD-LIBOR-BBA maturing
on March 14, 2018.		84,261,000	Mar-08/4.775	1,096,236
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.		1,060,000	Dec-08/5.00	43,672
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.		1,060,000	Dec-08/5.00	25,652
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.		25,011,500	May-12/5.51	1,394,141
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.		25,011,500	May-12/5.51	1,117,264
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.		12,505,500	May-12/5.515	700,433
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.		12,505,500	May-12/5.515	556,870
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.		5,002,500	May-12/5.52	280,540
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.		5,002,500	May-12/5.52	221,910

Total				$14,881,575

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
				Payments	Payments	Unrealized
Swap counterparty /			Termination	made by	received by	appreciation/
Notional amount			date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$10,000,000		9/1/15	3 month USD-LIBOR-BBA	4.53%	$124,050

	55,642,000		9/24/09	3 month USD-LIBOR-BBA	4.7375%	1,451,124

	16,800,000		3/30/09	3.075%	3 month USD-LIBOR-BBA	52,591

	4,400,000		1/27/14	4.35%	3 month USD-LIBOR-BBA	(45,596)

Citibank, N.A.
AUD	10,550,000		12/11/17	6 month AUD-BBR-BBSW	7.04%	(131,060)

AUD	10,550,000		12/14/17	6 month AUD-BBR-BBSW	7.0875%	(105,444)

	$24,650,000		7/27/09	5.504%	3 month USD-LIBOR-BBA	(956,944)

	42,130,000		9/29/13	5.078%	3 month USD-LIBOR-BBA	(2,231,373)

JPY	1,134,000,000		9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(293,965)

	$37,608,000		11/23/17	4.885%	3 month USD-LIBOR-BBA	(636,693)

	54,651,000		10/26/12	4.6275%	3 month USD-LIBOR-BBA	(988,618)

	14,501,000		11/9/17	5.0825%	3 month USD-LIBOR-BBA	(483,652)

	14,112,000		11/9/09	4.387%	3 month USD-LIBOR-BBA	(122,893)

Citibank, N.A., London
EUR	13,050,000		8/2/17	6 month EUR-EURIBOR-
				Telerate	4.7476%	84,299

JPY	1,300,000,000		2/10/16	6 month JPY-LIBOR-BBA	1.755%	280,930

JPY	13,104,267,000		4/3/08	1.165%	6 month JPY-LIBOR-BBA	(28,325)

Credit Suisse First Boston International
	$5,699,500		7/9/14	4.945%	3 month USD-LIBOR-BBA	(248,795)

Credit Suisse International
GBP	1,480,000	(F)	4/3/36	GBP 3,728,462 at maturity	6 month GBP-LIBOR-BBA	308,703

	$563,000		8/29/12	5.04556%	3 month USD-LIBOR-BBA	(28,093)

	1,009,000		10/16/17	3 month USD-LIBOR-BBA	5.297%	50,604

GBP	5,290,000		11/9/17	5.27125%	6 month GBP-LIBOR-BBA	(190,553)

	$7,647,900		11/6/17	4.97021%	3 month USD-LIBOR-BBA	(186,652)

Deutsche Bank AG
ZAR	12,120,000		7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	(56,765)

	$1,590,000		11/7/17	3 month USD-LIBOR-BBA	5.056%	49,761

	2,307,000		10/16/17	3 month USD-LIBOR-BBA	5.297%	115,702

Goldman Sachs International
AUD	13,410,000		12/21/09	7.385%	3 month AUD-BBR-BBSW	14,605

AUD	3,010,000		12/21/17	7.10%	6 month AUD-BBR-BBSW	14,430

AUD	12,050,000		12/21/12	6 month AUD-BBR-BBSW	7.42%	(41,879)

JPY	743,800,000		6/10/16	1.953%	6 month JPY-LIBOR-BBA	(233,328)

	$73,300,000	(E)	3/10/10	4.779%	3 month USD-LIBOR-BBA	(1,465,267)

	80,600,000	(E)	3/8/12	3 month USD-LIBOR-BBA	4.99%	837,434

	26,170,900		9/21/17	5.149%	3 month USD-LIBOR-BBA	(1,344,465)

	93,857,600		9/21/09	3 month USD-LIBOR-BBA	4.60%	2,184,770

	1,009,000		9/14/17	5.0625%	3 month USD-LIBOR-BBA	(44,576)

	1,345,000		9/15/11	678 bp (1 month USD-LIBOR-	Ford Credit Auto Owner
				BBA)	Trust Series 2005-B Class D	13,121

	2,068,000		9/14/14	4.906%	3 month USD-LIBOR-BBA	(85,042)

AUD	27,400,000	(E)	11/24/10	3 month AUD-BBR-BBSW	7.425%	(72,331)

	$48,973,100		9/19/09	3 month USD-LIBOR-BBA	4.763%	1,294,889

JPMorgan Chase Bank, N.A.
	33,996,000		12/11/17	3 month USD-LIBOR-BBA	4.65%	(84,733)

	16,700,000		8/4/16	3 month USD-LIBOR-BBA	5.5195%	1,369,878

	70,918,000		5/4/08	3 month USD-LIBOR-BBA	5.37%	203,579

	22,964,000		5/4/16	5.62375%	3 month USD-LIBOR-BBA	(1,735,053)

	31,100,000		8/4/08	3 month USD-LIBOR-BBA	5.40%	602,323

JPY	7,460,000,000		6/6/13	1.83%	6 month JPY-LIBOR-BBA	(2,125,634)

	$16,780,000		10/10/13	5.09%	3 month USD-LIBOR-BBA	(670,549)

	8,000,000		3/6/16	3 month USD-LIBOR-BBA	5.176%	448,920

	112,807,000		4/27/09	5.034%	3 month USD-LIBOR-BBA	(1,526,491)

	30,000,000		6/17/15	3 month USD-LIBOR-BBA	4.5505%	129,306

	25,100,000		9/2/15	3 month USD-LIBOR-BBA	4.4505%	175,114

	12,060,000		10/10/13	5.054%	3 month USD-LIBOR-BBA	(456,353)

	8,700,000		8/13/12	3 month USD-LIBOR-BBA	5.2%	498,266

	890,000		11/7/17	3 month USD-LIBOR-BBA	5.05771%	27,980

	58,733,000		10/30/12	4.68375%	3 month USD-LIBOR-BBA	(1,271,851)

	3,583,000		8/29/17	5.2925%	3 month USD-LIBOR-BBA	(226,215)

	84,001,000		11/30/17	4.705%	3 month USD-LIBOR-BBA	(196,971)

	1,255,000		8/29/17	5.263%	3 month USD-LIBOR-BBA	(76,462)

	19,633,000		9/11/27	5.27%	3 month USD-LIBOR-BBA	(975,840)

	14,501,000		11/9/17	5.0895%	3 month USD-LIBOR-BBA	(491,919)

	14,112,000		11/9/09	4.3975%	3 month USD-LIBOR-BBA	(125,788)

	1,540,000		9/27/17	5.2335%	3 month USD-LIBOR-BBA	(89,725)

	26,170,900		9/21/17	5.15%	3 month USD-LIBOR-BBA	(1,346,631)

	93,857,600		9/21/09	3 month USD-LIBOR-BBA	4.6125%	2,207,739

Lehman Brothers Special Financing, Inc.
EUR	50,940,000		12/18/09	6 month EUR-EURIBOR-Reuters	4.662%	91,024

GBP	5,290,000		12/4/17	6 month GBP-LIBOR-BBA	5.105%	50,727

	$55,604,000		12/11/17	3 month USD-LIBOR-BBA	4.839%	744,314

GBP	830,000		12/28/37	4.755%	6 month GBP-LIBOR-BBA	(23,992)

GBP	3,330,000		12/27/17	6 month GBP-LIBOR-BBA	5.11%	49,584

GBP	2,960,000		12/27/12	5.1825%	6 month GBP-LIBOR-BBA	(20,632)

EUR	12,220,000		12/18/17	4.712%	6 month EUR-EURIBOR-Reuters	(64,438)

	$2,218,000		8/3/16	5.5675%	3 month USD-LIBOR-BBA	(190,894)

	79,881,000		8/3/08	3 month USD-LIBOR-BBA	5.425%	1,602,418

	10,091,000		8/3/11	3 month USD-LIBOR-BBA	5.445%	629,399

GBP	1,365,000	(F)	3/15/36	GBP 3,304,437.5 at maturity	6 month GBP-LIBOR-BBA	371,268

	$45,378,000		6/14/17	3 month USD-LIBOR-BBA	5.8725%	4,308,386

EUR	5,800,000		8/1/17	6 month EUR-EURIBOR-
				Telerate	4.719%	18,580

EUR	24,900,000		11/13/16	3.983%	6 month
					EUR-EURIBOR-Telerate	1,833,164

	$32,665,000		3/15/09	4.9298%	3 month USD-LIBOR-BBA	(742,221)

JPY	1,347,600,000		6/10/16	1.7775%	6 month JPY-LIBOR-BBA	(251,986)

	$2,582,000		9/11/17	5.0525%	3 month USD-LIBOR-BBA	(111,541)

	460,000		11/7/17	3 month USD-LIBOR-BBA	5.05521%	14,368

	85,683,000		8/31/09	3 month USD-LIBOR-BBA	4.89%	2,404,194

	54,651,000		10/26/12	4.61375%	3 month USD-LIBOR-BBA	(954,470)

	26,170,900		9/24/17	5.285%	3 month USD-LIBOR-BBA	(1,635,808)

	85,683,000		9/4/09	3 month USD-LIBOR-BBA	4.836%	2,301,105

	18,098,000		9/4/27	5.4475%	3 month USD-LIBOR-BBA	(1,318,863)

	92,947,000		9/11/09	3 month USD-LIBOR-BBA	4.6525%	2,184,930

	18,098,000		8/31/27	5.4925%	3 month USD-LIBOR-BBA	(1,435,067)

GBP	5,290,000		11/9/17	5.275%	6 month GBP-LIBOR-BBA	(193,552)

	$14,112,000		11/9/09	4.403%	3 month USD-LIBOR-BBA	(127,312)

	14,501,000		11/9/17	5.067%	3 month USD-LIBOR-BBA	(465,491)

	75,656,000		6/12/17	3 month USD-LIBOR-BBA	5.717%	6,263,251

	32,648,700		9/19/09	3 month USD-LIBOR-BBA	4.755%	857,948

	93,857,600		9/24/09	3 month USD-LIBOR-BBA	4.695%	2,371,325

Merrill Lynch Capital Services, Inc.
JPY	743,800,000		6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(256,604)

	$54,651,000		10/26/12	4.6165%	3 month USD-LIBOR-BBA	(961,300)

Merrill Lynch Derivative Products AG
JPY	371,900,000		6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(131,391)

Morgan Stanley Capital Services, Inc.
EUR	3,410,000	(E)	3/3/38	6 month EUR-EURIBOR-Reuters	4.785%	(79,160)

EUR	6,870,000	(E)	3/5/18	6 month EUR-EURIBOR-Reuters	4.5375%	144,635

EUR	12,330,000	(E)	3/4/13	4.315%	6 month EUR-EURIBOR-Reuters	182,538

EUR	28,960,000	(E)	3/3/10	6 month EUR-EURIBOR-Reuters	4.265%	(158,556)

	$448,000		8/29/17	5.26021%	3 month USD-LIBOR-BBA	(27,192)

EUR	3,410,000	(E)	2/12/38	6 month EUR-EURIBOR-Reuters	4.71%	(138,007)

EUR	28,960,000	(E)	2/12/10	6 month EUR-EURIBOR-Reuters	4.305%	(143,757)

EUR	6,870,000	(E)	2/12/18	4.525%	6 month EUR-EURIBOR-Reuters	154,967

EUR	12,330,000	(E)	2/12/13	4.355%	6 month EUR-EURIBOR-Reuters	155,356

EUR	6,870,000	(E)	2/12/18	4.54%	6 month EUR-EURIBOR-Reuters	143,332

EUR	3,410,000	(E)	2/11/38	6 month EUR-EURIBOR-Reuters	4.70%	(145,724)

EUR	12,330,000	(E)	2/11/13	4.38%	6 month EUR-EURIBOR-Reuters	135,914

EUR	28,960,000	(E)	2/11/10	6 month EUR-EURIBOR-Reuters	4.37%	(93,020)

Total						$8,459,343

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$6,000,000	(F)	5/2/08	10 bp plus	The spread	$(142,614)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

	10,930,000		3/3/08	(Banc	The spread	--
				of America	return of Banc
				Securities AAA	of America
				10 yr Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor
minus 250 bp)

	22,250,000	(F)	5/2/08	Banc of America	The spread	(81,524)
				Securities AAA	return of Banc
				10 yr Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
duration factor

Citibank, N.A.
	5,640,000	(F)	5/2/08	12.5 bp plus	The spread	(132,745)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

Credit Suisse International
GBP	1,480,000		4/3/36	GBP 2,242,757 at	GBP Non-revised	(287,776)
				maturity	Retail Price
Index

GBP	4,510,000		9/25/12	GBP 762,893 at	GBP Non-revised	88,989
				maturity	Retail Price
Index

Deutsche Bank AG
	7,070,000	(F)	2/1/08	(Beginning	The spread	123,605
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 75 bp)

	7,070,000	(F)	2/1/08	30 bp plus	The spread	(87,173)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	41,471,000	(F)	2/1/08	30 bp plus	The spread	(982,489)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

Goldman Sachs International
EUR	9,020,000		12/14/12	2.378%	Eurostat	(12,534)
Eurozone HICP
excluding tobacco

	2,860,000	(F)		10 bp plus	The spread	75,996
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified

duration factor

EUR	9,020,000		11/23/12	(2.365)%	Eurostat	(29,965)
Eurozone HICP
excluding tobacco

GBP	4,510,000		10/16/12	3.09%	GBP Non-revised	78,274
UK Retail Price
Index excluding
tobacco

GBP	4,510,000		9/20/12	3.170%	GBP Non-revised	87,226
UK Retail Price
Index excluding
tobacco

GBP	4,510,000		9/13/12	3.110%	GBP Non-revised	63,363
UK Retail Price
Index excluding
tobacco

	32,000,000		2/1/08	125 bp plus	The spread	(648,758)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	14,050,000		1/1/08	(10 bp plus	The spread	734,263
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

JPMorgan Chase Bank, N.A.
	7,375,000	(F)	4/30/08	110 bp plus Banc	The spread	94,400
				of America	return of Banc
				Securities AAA	of America
				10 yr Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor

	22,500,000	(F)	4/30/08	Change in spread	The spread	(40,208)
				of Banc	return of Banc
				of America	of America
				Securities AAA	Securities- CMBS
				10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 47.5 bp

	5,913,000	(F)	3/1/08	(Beginning	The spread	66,776
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 115 bp)

	2,320,000	(F)	2/1/08	(Beginning	The spread	37,869
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 50 bp)

	2,320,000	(F)	2/1/08	25 bp plus	The spread	(31,253)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	8,295,000	(F)	8/1/08	Change in spread	The spread	(109,311)
				of Lehman	return of Lehman
				Brothers AAA	Brothers AAA
				8.5+ Commercial	8.5+ CMBS Index
				Mortgage Backed	adjusted by
				Securities Index	modified
				minus 17.5 bp	duration factor

Lehman Brothers Special Financing, Inc.
	10,665,000		6/2/08	(Beginning	The spread	32
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 175 bp)

	15,465,000		6/2/08	Beginning	The spread	(80,758)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 500 bp

	18,680,000	(F)	6/2/08	(Beginning	The spread	(336,875)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 300 bp)

	9,150,000		5/1/08	195 bp plus	The spread	87,587
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	3,750,000		6/1/08	(20 bp plus	The spread	(74,468)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

GBP	9,020,000	(F)	11/16/12	3.10%	GBP Non-revised	200,523
UK Retail Price
Index excluding
tobacco

	7,480,000		5/1/08	(Beginning	The spread	(79,295)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 175 bp)

	33,900,000		5/1/08	(Beginning	The spread	(194,145)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 218.75 bp)

EUR	9,020,000	(F)	11/12/12	EUR 1,113,322 at	Eurostat	(72,431)
				maturity	Eurozone HICP
excluding tobacco

EUR	9,020,000	(F)	11/9/12	EUR 1,125,703 at	Eurostat	(60,578)
				maturity	Eurozone HICP
excluding tobacco

	88,120,000		5/1/08	15 bp plus	The spread	(740,560)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	9,683,000		5/1/08	50 bp plus	The spread	(164,021)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified

				Mortgage Backed	duration factor
Securities Index

	3,813,000		4/1/08	Beginning	The spread	(90,650)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 10 bp

GBP	4,510,000	(F)	10/9/12	GBP 749,491 at	GBP Non-revised	103,842
				maturity	UK Retail Price
Index

	5,027,000		3/1/08	(2.5 bp plus	The spread	87,312
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

	17,233,000		3/1/08	Beginning	The spread	(211,256)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 70 bp

	4,435,000		3/1/08	(Beginning	The spread	61,965
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 120 bp)

	102,944,000		2/1/08	(Beginning	The spread	1,657,594
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 45 bp)

	9,095,000		2/1/08	30 bp plus	The spread	(120,085)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	7,068,000		2/1/08	Beginning	The spread	(107,635)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 50 bp

	14,071,000		2/1/08	57.5 bp plus	The spread	(262,440)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

GBP	1,365,000	(F)	3/15/36	GBP 2,065,993 at	GBP Non-revised	(289,092)
				maturity	Retail Price
Index

	508,000		1/1/08	(5 bp plus	The spread	25,866
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

	14,050,000		1/1/08	(Beginning	The spread	738,339

				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index)	duration factor

	14,050,000		1/1/08	(10 bp plus	The spread	730,807
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

Morgan Stanley Capital Services, Inc.
EUR	9,020,000		12/20/12	EUR 9,020,000 at	Eurostat	(13,393)
				maturity	Eurozone HICP
excluding tobacco

GBP	6,765,000		11/14/12	3.12625%	GBP Non-revised	112,496
UK Retail Price
Index excluding
tobacco

	5,580,000	(F)	4/30/08	120 bp plus Banc	The spread	74,588
				of America	return of Banc
				Securities AAA	of America
				10 yr Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor

	3,076,000	(F)	5/2/08	10 bp plus Banc	The spread	(1,498)
				of America	return of Banc
				Securities AAA	of America
				10 yr Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor

	18,380,000	(F)	4/30/08	Change in spread	The spread	(89,327)
				of Banc	return of Banc
				of America	of America
				Securities AAA	Securities- CMBS
				10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 15 bp

	6,036,000	(F)	1/31/08	(Beginning	The spread	90,926
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 25 bp)

	31,868,000	(F)	1/31/08	Change in spread	The spread	(678,502)
				of Lehman	return of Lehman
				Brothers AAA	Brothers AAA
				8.5+ Commercial	8.5+ CMBS Index
				Mortgage Backed	adjusted by
				Securities Index	modified
				minus 110 bp	duration factor

	6,036,000		1/31/08	Change in spread	The spread	(89,675)
				of Banc	return of Banc
				of America	of America
				Securities AAA	Securities- CMBS
				10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 80 bp

	6,036,000		1/31/08	Change in spread	The spread	(162,434)
				of Lehman	return of Lehman
				Brothers AAA	Brothers AAA
				8.5+ Commercial	8.5+ CMBS Index
				Mortgage Backed	adjusted by
				Securities Index	modified
				minus 70 bp	duration factor

Total						$(1,082,830)

(F) Is valued at fair value following procedures approved by the Trustees.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--	$125,000		12/20/08	550 bp	$(2,108)

DJ ABX NA CMBX BBB Index	138	200,000	(F)	10/12/52	(134 bp)	40,105

DJ CDX NA HY Series 9
Index	10,241	5,462,000		12/20/12	(375 bp)	245,107

Financial Security
Assurance Inc.	--	555,000		12/20/12	95 bp	1,347

Idearc, Inc, T/L B	--	600,000		6/20/12	(152 bp)	19,628

Kinder Morgan, Inc.,
6 1/2%, 9/1/12	--	1,950,000		6/20/12	(89 bp)	54,061

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	235,000		6/20/11	(101 bp)	(450)

Nalco, Co.
7.75%,11/15/11	--	80,000		9/20/12	350 bp	(1,915)

XL Capital Assurance
Inc.	--	275,000		12/20/12	400 bp	(21,386)

Bear Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15	--	70,000	(F)	6/20/12	230 bp	(11,062)

Bear Stearns International, Ltd.
DJ ABX NA CMBX BBB Index	1,165	240,518	(F)	10/12/52	(134 bp)	49,229

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--	125,000	(F)	12/20/08	825 bp	1,072

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	125,000	(F)	12/20/08	725 bp	(526)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	125,000	(F)	12/20/08	800 bp	350

DJ ABX HE A Index	2,450,210	3,451,000		1/25/38	369 bp	93,522

DJ ABX HE AAA Index	600,474	2,070,600		1/25/38	76 bp	75,784

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	220,000		9/20/12	495 bp	(14,502)

Credit Suisse First Boston International
Ukraine Government,
7.65%, 6/11/13	--	1,105,000		10/20/11	194 bp	(1,008)

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--	210,000	(F)	6/20/09	165 bp	(6,359)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	150,000		6/20/17	297 bp	(16,973)

Freeport-McMoRan Copper
& Gold, Inc.	--	597,100		3/20/12	(82 bp)	(4,314)

Freeport-McMoRan Copper
& Gold, Inc.	--	600,000		3/20/12	41 bp	(4,964)

Neiman Marcus Group,
Inc., 9%, 10/15/15	--	350,000		3/20/12	(64 bp)	15,643

Republic of Peru,
8 3/4%, 11/21/33	--	610,000		4/20/17	125 bp	(7,396)

Deutsche Bank AG
DJ CDX NA IG Series 8
Index 7-10% tranche	--	3,608,000		6/20/12	22 bp	(153,436)

DJ LCDX NA Series 9.1
Index 15-100% tranche	--	2,875,000		12/20/12	61.56 bp	(75,341)

Ford Motor Credit Co.
LLC., 7.25%, 10/25/11	--	1,545,000		9/20/10	(587 bp)	30,833

Nalco, Co. 7.75%,
11/15/11	--	70,000		12/20/12	363 bp	(1,594)

Republic of Argentina,
8.28%, 12/31/33	--	660,000		8/20/12	(380 bp)	15,599

Republic of Brazil,
12 1/4%, 3/6/30	--	775,000		10/20/17	105 bp	(16,920)

Republic of Indonesia,
6.75%, 2014	--	575,000		9/20/16	292 bp	37,135

Republic of Peru,
8 3/4%, 11/21/33	--	610,000		4/20/17	126 bp	(8,841)

Republic of Turkey,
11 7/8%, 1/15/30	--	920,000		6/20/14	195 bp	(347)

Republic of Venezuela,
9 1/4%, 9/15/27	--	595,000		6/20/14	220 bp	(70,811)

United Mexican States,
7.5%, 4/8/33	--	550,000		4/20/17	66 bp	(6,891)

United Mexican States,
7.5%, 4/8/33	--	1,495,000		3/20/14	56 bp	(13,706)

Goldman Sachs International
Advanced Micro Devices,
7 3/4%, 11/1/12	--	375,000	(F)	3/20/09	515 bp	8,289

Any one of the
underlying securities
in the basket of BB
CMBS securities	--		3,768,000	(F) (a)		2.461%	190,976

DJ ABX HE A Index	501,237		748,000		1/25/38	369 bp	(14,500)

DJ ABX HE AAA Index	175,796		748,000		1/25/38	76 bp	(18,605)

DJ CDX NA CMBX AAA Index	56,692		1,550,000		3/15/49	7 bp	9,904

DJ CDX NA HY Series 9
Index	444,400		11,110,000		12/20/12	375 bp	(33,330)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		2,840,000		12/20/10	108.65 bp	(51,710)

DJ CDX NA IG Series 8
Index 30-100% tranche	--		24,127,000		6/20/12	(2.75 bp)	135,591

General Motors Corp.,
7 1/8%, 7/15/13	--		1,400,000		9/20/08	620 bp	20,435

General Motors Corp.,
7 1/8%, 7/15/13	--		300,000		9/20/08	620 bp	4,379

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		1,205,000		9/20/17	(67.8 bp)	24,910

Merrill Lynch & Co.,
5%, 1/15/15	--		1,205,000		9/20/12	48 bp	(39,178)

Merrill Lynch & Co.,
5%, 1/15/15	--		1,205,000		9/20/17	(59.8 bp)	34,500

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	550,000		12/20/10	(340 bp)	(5,240)

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 9
Index 25-35% tranche	--		$2,911,000		12/20/10	105.5 bp	(55,595)

DJ CDX NA IG Series 9
Index	--		9,440,000		12/20/12	(13.55 bp)	19,016

DJ CDX NA IG Series 9
Index 30-100% tranche	--		8,555,000		12/20/12	(5.8 bp)	47,339

Freeport-McMoRan Copper
& Gold, Inc.	--		1,194,100		3/20/12	(85 bp)	(8,339)

Idearc, Inc T/L B L	--		600,000		6/20/12	79 bp	(34,726)

Republic of Argentina,
8.28%, 12/31/33	--		705,000		6/20/14	235 bp	(88,358)

Republic of Turkey,
11 7/8%, 1/15/30	--		990,000		5/20/17	230 bp	(975)

Republic of Turkey,
11 7/8%, 1/15/30	--		730,000		5/20/17	244 bp	6,370

Republic of Turkey,
11 7/8%, 1/15/30	--		185,000		10/20/12	154 bp	407

Russian Federation,
7 1/2%, 3/31/30	--		1,605,000		5/20/17	60 bp	(49,643)

Lehman Brothers Special Financing, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--		745,000	(F)	3/20/09	525 bp	17,464

Bear Stearns Co. Inc.,
5.3%, 10/30/15	--		1,205,000		9/20/17	(77 bp)	55,181

Community Health
Systems, 8 7/8%, 7/15/15	--		195,000		12/20/12	360 bp	(4,054)

DJ ABX HE A Index	520,555		749,000		1/25/38	369 bp	7,101

DJ ABX HE A Index	501,237		748,000		1/25/38	369 bp	(11,494)

DJ ABX HE AAA Index	209,720		749,000		1/25/38	76 bp	20,597

DJ ABX HE AAA Index	175,796		748,000		1/25/38	76 bp	(13,000)

DJ ABX HE AAA Index	400,316		1,380,400		1/25/38	76 bp	51,666

DJ ABX NA CMBX BBB Index	165		40,129	(F)	10/12/52	(134 bp)	8,185

DJ CDX NA CMBX AA Index	(1,426)		45,000	(F)	3/15/49	(15 bp)	2,790

DJ CDX NA HY Series 8
Index 35-60% tranche	--		4,590,000		6/20/12	104 bp	(193,655)

DJ CDX NA HY Series 8
Index 35-60% tranche	--		43,893,000		6/20/12	95 bp	(2,017,131)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		27,600,000		12/20/10	171 bp	(15,732)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		11,500,000		12/20/10	90 bp	(270,020)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		11,500,000		12/20/10	104.5 bp	(222,889)

DJ CDX NA HY Series 9
Index, 25-35% tranche	--		10,560,000		12/20/10	163 bp	(26,981)

DJ CDX NA IG Series 8
Index	8,267		529,000		6/20/12	35 bp	(2,749)

DJ CDX NA IG Series 8
Index 30-100% tranche	--		9,026,600		6/20/12	(3.125 bp)	54,372

DJ CDX NA IG Series 8
Index 30-100% tranche	--		43,869,400		6/20/12	(8 bp)	171,363

DJ LCDX NA Series 9.1
Index 15-100% tranche	--		2,875,000		12/20/12	59.3 bp	(52,934)

Fed Republic of Brazil,
12.25%, 3/6/30	--		115,000		8/20/12	113 bp	1,142

Fed Republic of Brazil,
12.25%, 3/6/30	--		115,000		8/20/12	120 bp	1,489

Freescale
Semiconductor, 8 7/8%,
12/15/14	--		571,000		6/20/10	(228 bp)	33,992

Freescale
Semiconductor, 8 7/8%,
12/15/14	--		571,000		6/20/12	355 bp	(60,713)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--		1,205,000		9/20/12	45.5 bp	(10,735)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--		1,205,000		9/20/17	(58 bp)	(1,233)

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--		1,205,000		9/20/12	48 bp	(25,221)

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--		1,205,000		9/20/17	(60.5 bp)	22,266

Republic of Argentina,
8.28%, 12/31/33	--		3,335,000		5/20/17	296 bp	(489,011)

Republic of Argentina,
8.28%, 12/31/33	--		330,000		9/20/12	(469 bp)	(1,710)

Republic of Ecuador,
10%, 8/15/30	--		560,000		5/20/12	540 bp	3,509

Republic of Ecuador,
10%, 8/15/30	--		570,000		6/20/12	600 bp	12,919

Republic of Ecuador,
10%, 8/15/30	--		340,000		5/20/12	540 bp	2,130

Republic of Peru,
8 3/4%, 11/21/33	--		1,185,000		10/20/16	215 bp	65,827

Republic of Turkey,
11 7/8%, 1/15/30	--		4,200,000		5/20/17	228 bp	(3,490)

Republic of Venezuela,
9 1/4%, 9/15/27	--		1,190,000		5/20/08	(130 bp)	(793)

Republic of Venezuela,
9 1/4%, 9/15/27	--		1,190,000		5/20/12	183 bp	(98,074)

Transocean, Inc.,
7 3/8%, 4/15/18	--		220,000		3/20/18	(78.5 bp)	3,393

United Mexican States,
7.5%, 4/8/33	--		665,000		4/20/17	67 bp	(7,819)

United Mexican States,
7.5%, 4/8/33	--		3,815,000		8/20/17	72 bp	(29,757)

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	240,000		12/20/10	(357 bp)	(3,935)

XL Capital Assurance
Inc.	--		$830,000		12/20/12	400 bp	(64,546)

Merrill Lynch Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	--		1,080,000		6/20/12	(150 bp)	(9,715)

D.R. Horton Inc.,
7 7/8%, 8/15/11	--		735,000		9/20/11	(426 bp)	(8,604)

General Motors Corp.,
7 1/8%, 7/15/13	--		960,000		9/20/08	500 bp	5,507

Pulte Homes Inc.,
5.25%, 1/15/14	--		690,000		9/20/11	(482 bp)	(13,431)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		150,000		6/20/17	295 bp	(17,136)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--		500,000	(F)	6/20/09	190 bp	(7,320)

Aramark Services, Inc.,
8.5%, 2/1/15	--		125,000		12/20/12	355 bp	(2,710)

Bombardier, Inc,
6 3/4%, 5/1/12	--		545,000		6/20/12	(114 bp)	3,156

DJ ABX NA CMBX BBB Index	61		83,661	(F)	10/12/52	(134 bp)	16,779

DJ CDX NA CMBX AAAA
Index	889,738		33,900,000		2/17/51	35 bp	111,127

DJ CDX NA HY Series 7
Index	61,940		1,304,000		12/20/09	(325 bp)	51,595

DJ CDX NA HY Series 9
Index	666,800		16,670,000		12/20/12	375 bp	(50,010)

DJ CDX NA IG Series 7
Index 10-15% tranche	52,160		1,304,000		12/20/09	0 bp	(60,636)

DJ CDX NA IG Series 8
Index	60,116		5,000,000		6/20/12	35 bp	(44,001)

Dominican Republic,
8 5/8%, 4/20/27	--		1,190,000		11/20/11	(170 bp)	6,414

Dynegy Holdings Inc.,

6 7/8%, 4/1/11	--	150,000	6/20/12	225 bp	(9,306)

Freeport-McMoRan Copper
& Gold, Inc.	--	597,100	3/20/12	(83 bp)	(3,988)

Freeport-McMoRan Copper
& Gold, Inc.	--	1,788,300	3/20/12	44 bp	(14,330)

Nalco, Co. 7.75%,
11/15/11	--	80,000	9/20/12	330 bp	(2,538)

Republic of Venezuela,
9 1/4%, 9/15/27	--	510,000	10/12/12	339 bp	(17,097)

Russian Federation, 5%,
3/31/30	--	10,000,000	3/20/12	48 bp	(120,553)

Target Corp., 4%,
6/15/13	--	1,055,000	6/20/17	(61.5 bp)	7,151

Total					$(2,931,454)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees.

Key to holding's currency abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona

NOTES

(a) Percentages indicated are based on net assets of $569,624,148.

(b) The aggregate identified cost on a tax basis is $653,365,497, resulting in gross unrealized appreciation and depreciation of $34,026,273 and $22,032,019, respectively, or net unrealized appreciation of $11,994,254.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at December 31, 2007 was $19,610 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2007.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at December 31, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At December 31, 2007, the value of securities loaned amounted to $285,315. The fund received cash collateral of $293,250 which is pooled with collateral of other Putnam funds into 57 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $477,583 for the period ended December 31, 2007. During the period ended December 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $62,561,467 and $82,376,478, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at December 31, 2007.

(U) A portion of the position represents unfunded loan commitments. As of December 31, 2007, the fund had unfunded loan commitments of $534,936, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Community Health Systems, Inc.	$30,270
Golden Nugget, Inc.	58,182
Hub International, Ltd.	32,001
IASIS Healthcare, LLC/IASIS Capital Corp.	71,542
Isle of Capri Casinos, Inc.	62,941
Meg Energy Corp.	100,000
NRG Energy, Inc.	180,000

Totals	$534,936

At December 31, 2007, liquid assets totaling $387,802,852 have been designated as collateral for open forward commitments, swap contracts, forward contracts, options and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2007.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2007: (as a percentage of Portfolio Value)

Argentina	1.3%
Brazil	0.5
Canada	1.5
Cayman Islands	0.8
Colombia	0.6
France	1.0
Ireland	2.3
Japan	5.9
Luxembourg	1.0
Sweden	0.8
United Kingdom	1.6
United States	79.9
Other	2.8

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2008